The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 0.7%
1,174,720	Rivian Automotive, Inc.*	$ 32,469,261
	Capital Goods - 1.9%
301,330	Airbus SE	44,385,913
231,919	Axon Enterprise, Inc.*	43,120,699
		87,506,612
	Commercial & Professional Services - 3.2%
610,088	Copart, Inc.*	53,925,678
256,543	Paycom Software, Inc.	94,602,797
		148,528,475
	Consumer Discretionary Distribution & Retail - 8.7%
2,644,804	Amazon.com, Inc.*	353,557,399
350,534	Ross Stores, Inc.	40,185,218
171,581	Tory Burch LLC*(1)(2)	7,455,193
		401,197,810
	Consumer Durables & Apparel - 1.2%
102,207	Deckers Outdoor Corp.*	55,568,924
	Consumer Services - 5.0%
411,802	Airbnb, Inc. Class A*	62,672,146
1,168,817	Aramark	47,185,142
23,697	Booking Holdings, Inc.*	70,399,048
824,845	Las Vegas Sands Corp.*	49,333,980
		229,590,316
	Energy - 0.8%
230,561	Cheniere Energy, Inc.	37,318,603
	Financial Services - 4.6%
1,363,200	Block, Inc.*	109,778,496
1,271,124	Tradeweb Markets, Inc. Class A	103,965,232
		213,743,728
	Food, Beverage & Tobacco - 2.3%
585,112	Lamb Weston Holdings, Inc.	60,635,157
828,011	Monster Beverage Corp.*	47,602,352
		108,237,509
	Health Care Equipment & Services - 10.7%
1,673,939	agilon health, Inc.*	32,055,932
261,562	Align Technology, Inc.*	98,841,664
688,276	Dexcom, Inc.*	85,731,658
475,421	Hologic, Inc.*	37,757,936
238,953	Insulet Corp.*	66,130,243
273,993	Intuitive Surgical, Inc.*	88,883,329
417,218	Veeva Systems, Inc. Class A*	85,204,260
		494,605,022
	Media & Entertainment - 17.8%
2,808,056	Alphabet, Inc. Class A*	372,685,192
742,912	Liberty Media Corp.-Liberty Formula One Class C*	53,935,411
753,811	Meta Platforms, Inc. Class A*	240,164,185
184,114	Netflix, Inc.*	80,820,523
241,430	Spotify Technology SA*	36,072,056
1,439,117	ZoomInfo Technologies, Inc. Class A*	36,798,222
		820,475,589
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
301,397	Eli Lilly & Co.	137,000,006
911,394	Exact Sciences Corp.*	88,897,371
153,369	United Therapeutics Corp.*	37,225,724
164,281	Vertex Pharmaceuticals, Inc.*	57,882,767
		321,005,868
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Real Estate Management & Development - 1.5%
818,208	CoStar Group, Inc.*	$ 68,704,926
	Semiconductors & Semiconductor Equipment - 12.6%
178,169	Advanced Micro Devices, Inc.*	20,382,533
158,323	Broadcom, Inc.	142,276,964
154,510	First Solar, Inc.*	32,045,374
744,872	NVIDIA Corp.	348,071,237
161,169	SolarEdge Technologies, Inc.*	38,915,867
		581,691,975
	Software & Services - 16.1%
883,606	DocuSign, Inc.*	47,555,675
559,921	Microsoft Corp.	188,088,662
506,858	Oracle Corp.	59,418,963
164,787	Rubicon Earnout Shares*(1)(2)	7,168
2,197,165	Rubicon Technologies, Inc.*(3)	1,911,534
2,197,165	Rubicon TRA Placeholder(1)(2)	263,660
555,119	Salesforce, Inc.*	124,907,326
167,610	ServiceNow, Inc.*	97,716,630
1,379,357	Shopify, Inc. Class A*	93,216,946
544,372	Workday, Inc. Class A*	129,086,933
		742,173,497
	Technology Hardware & Equipment - 1.2%
2,088,328	Flex Ltd.*	57,136,654
	Transportation - 3.0%
174,565	FedEx Corp.	47,123,822
1,889,127	Uber Technologies, Inc.*	93,436,221
		140,560,043
	Total Common Stocks (cost $3,651,366,859)	$ 4,540,514,812
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Software & Services - 0.4%
5,668,755	Essence Group Holdings Corp. Series 3*(1)(2)(4)	$ 8,956,633
743,470	Lookout, Inc. Series F*(1)(2)(4)	6,765,577
	Total Convertible Preferred Stocks (cost $17,456,734)	$ 15,722,210
	Total Long-Term Investments (cost $3,668,823,593)	$ 4,556,237,022
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 10,347,322	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $10,348,840; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $10,554,349	$ 10,347,322
	Securities Lending Collateral - 0.0%
36,604	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)	36,604
122,016	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)	122,016

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
36,605	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		$ 36,605
36,605	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		36,605
			231,830
	Total Short-Term Investments (cost $10,579,152)		$ 10,579,152
	Total Investments (cost $3,679,402,745)	98.9%	$ 4,566,816,174
	Other Assets and Liabilities	1.1%	50,356,520
	Total Net Assets	100.0%	$ 4,617,172,694
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $23,448,231 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 8,956,633
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,765,577
09/2015	Rubicon Earnout Shares	164,787	—	7,168
09/2015	Rubicon TRA Placeholder	2,197,165	—	263,660
11/2013	Tory Burch LLC	171,581	13,447,917	7,455,193
			$ 30,904,651	$ 23,448,231

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 32,469,261	$ 32,469,261	$ —	$ —
Capital Goods	87,506,612	43,120,699	44,385,913	—
Commercial & Professional Services	148,528,475	148,528,475	—	—
Consumer Discretionary Distribution & Retail	401,197,810	393,742,617	—	7,455,193
Consumer Durables & Apparel	55,568,924	55,568,924	—	—
Consumer Services	229,590,316	229,590,316	—	—
Energy	37,318,603	37,318,603	—	—
Financial Services	213,743,728	213,743,728	—	—
Food, Beverage & Tobacco	108,237,509	108,237,509	—	—
Health Care Equipment & Services	494,605,022	494,605,022	—	—
Media & Entertainment	820,475,589	820,475,589	—	—
Pharmaceuticals, Biotechnology & Life Sciences	321,005,868	321,005,868	—	—
Real Estate Management & Development	68,704,926	68,704,926	—	—
Semiconductors & Semiconductor Equipment	581,691,975	581,691,975	—	—
Software & Services	742,173,497	741,902,669	—	270,828
Technology Hardware & Equipment	57,136,654	57,136,654	—	—
Transportation	140,560,043	140,560,043	—	—
Convertible Preferred Stocks	15,722,210	—	—	15,722,210
Short-Term Investments	10,579,152	231,830	10,347,322	—
Total	$ 4,566,816,174	$ 4,488,634,708	$ 54,733,235	$ 23,448,231

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
3

Hartford Quality Value Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Banks - 8.6%
128,596	Bank of America Corp.	$ 4,115,072
53,200	Bank of Nova Scotia	2,679,152
51,773	JP Morgan Chase & Co.	8,178,063
15,521	PNC Financial Services Group, Inc.	2,124,670
74,512	Wells Fargo & Co.	3,439,474
		20,536,431
	Capital Goods - 7.7%
20,782	Curtiss-Wright Corp.	3,976,843
17,904	Honeywell International, Inc.	3,475,704
53,795	Johnson Controls International PLC	3,741,442
5,999	Lockheed Martin Corp.	2,677,774
37,460	Westinghouse Air Brake Technologies Corp.	4,436,762
		18,308,525
	Consumer Discretionary Distribution & Retail - 3.8%
52,671	LKQ Corp.	2,885,844
10,050	Lowe's Cos., Inc.	2,354,414
42,902	TJX Cos., Inc.	3,712,310
		8,952,568
	Consumer Services - 1.8%
43,601	Aramark	1,760,172
9,224	Hilton Worldwide Holdings, Inc.	1,434,240
3,933	McDonald's Corp.	1,153,156
		4,347,568
	Consumer Staples Distribution & Retail - 2.0%
34,491	Sysco Corp.	2,632,008
13,911	Walmart, Inc.	2,223,813
		4,855,821
	Energy - 8.1%
35,855	Chevron Corp.	5,868,029
44,131	EOG Resources, Inc.	5,848,681
108,152	TotalEnergies SE ADR	6,581,049
27,690	Williams Cos., Inc.	953,921
		19,251,680
	Equity Real Estate Investment Trusts (REITs) - 4.2%
14,408	American Tower Corp. REIT	2,741,986
134,717	Host Hotels & Resorts, Inc. REIT	2,478,793
7,861	Public Storage REIT	2,214,837
83,544	VICI Properties, Inc. REIT	2,629,965
		10,065,581
	Financial Services - 3.7%
26,059	American Express Co.	4,400,844
27,583	Charles Schwab Corp.	1,823,236
29,406	Morgan Stanley	2,692,414
		8,916,494
	Food, Beverage & Tobacco - 5.2%
41,203	Keurig Dr Pepper, Inc.	1,401,314
47,251	Mondelez International, Inc. Class A	3,502,717
54,971	Philip Morris International, Inc.	5,481,708
34,908	Tyson Foods, Inc. Class A	1,945,074
		12,330,813
	Health Care Equipment & Services - 8.5%
17,747	Becton Dickinson & Co.	4,944,669
9,723	Elevance Health, Inc.	4,585,659
56,440	Medtronic PLC	4,953,174
11,517	UnitedHealth Group, Inc.	5,831,863
		20,315,365
	Household & Personal Products - 1.8%
78,178	Unilever PLC ADR	4,200,504
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Insurance - 6.6%
45,312	American International Group, Inc.	$ 2,731,407
20,979	Chubb Ltd.	4,288,317
18,154	Marsh & McLennan Cos., Inc.	3,420,577
20,151	MetLife, Inc.	1,268,909
50,766	Principal Financial Group, Inc.	4,054,680
		15,763,890
	Materials - 4.4%
31,380	BHP Group Ltd. ADR	1,965,957
26,709	Celanese Corp. Class A	3,349,042
37,150	FMC Corp.	3,574,944
11,990	PPG Industries, Inc.	1,725,361
		10,615,304
	Media & Entertainment - 6.2%
39,570	Alphabet, Inc. Class A*	5,251,730
122,251	Comcast Corp. Class A	5,533,080
36,038	Omnicom Group, Inc.	3,049,536
10,355	Walt Disney Co.*	920,456
		14,754,802
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
71,959	AstraZeneca PLC ADR	5,159,460
45,729	Merck & Co., Inc.	4,876,998
30,931	Novartis AG ADR	3,244,662
137,318	Pfizer, Inc.	4,951,687
		18,232,807
	Semiconductors & Semiconductor Equipment - 5.1%
2,728	Broadcom, Inc.	2,451,517
103,372	Intel Corp.	3,697,616
18,400	Micron Technology, Inc.	1,313,576
15,827	QUALCOMM, Inc.	2,091,855
14,840	Texas Instruments, Inc.	2,671,200
		12,225,764
	Software & Services - 3.4%
12,546	Accenture PLC Class A	3,968,927
63,524	Cognizant Technology Solutions Corp. Class A	4,194,490
		8,163,417
	Technology Hardware & Equipment - 1.8%
83,895	Cisco Systems, Inc.	4,365,896
	Telecommunication Services - 0.6%
42,274	Verizon Communications, Inc.	1,440,698
	Transportation - 2.7%
41,418	Knight-Swift Transportation Holdings, Inc.	2,516,143
116,375	Southwest Airlines Co.	3,975,370
		6,491,513
	Utilities - 5.0%
28,213	American Electric Power Co., Inc.	2,390,770
30,396	Duke Energy Corp.	2,845,673
41,912	Eversource Energy	3,031,495
24,233	Sempra Energy	3,611,202
		11,879,140
	Total Common Stocks (cost $186,254,559)	$ 236,014,581

4

Hartford Quality Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 603,858	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $603,947; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $615,970		$ 603,858
	Total Short-Term Investments (cost $603,858)		$ 603,858
	Total Investments (cost $186,858,417)	99.1%	$ 236,618,439
	Other Assets and Liabilities	0.9%	2,160,409
	Total Net Assets	100.0%	$ 238,778,848
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 20,536,431	$ 20,536,431	$ —	$ —
Capital Goods	18,308,525	18,308,525	—	—
Consumer Discretionary Distribution & Retail	8,952,568	8,952,568	—	—
Consumer Services	4,347,568	4,347,568	—	—
Consumer Staples Distribution & Retail	4,855,821	4,855,821	—	—
Energy	19,251,680	19,251,680	—	—
Equity Real Estate Investment Trusts (REITs)	10,065,581	10,065,581	—	—
Financial Services	8,916,494	8,916,494	—	—
Food, Beverage & Tobacco	12,330,813	12,330,813	—	—
Health Care Equipment & Services	20,315,365	20,315,365	—	—
Household & Personal Products	4,200,504	4,200,504	—	—
Insurance	15,763,890	15,763,890	—	—
Materials	10,615,304	10,615,304	—	—
Media & Entertainment	14,754,802	14,754,802	—	—
Pharmaceuticals, Biotechnology & Life Sciences	18,232,807	18,232,807	—	—
Semiconductors & Semiconductor Equipment	12,225,764	12,225,764	—	—
Software & Services	8,163,417	8,163,417	—	—
Technology Hardware & Equipment	4,365,896	4,365,896	—	—
Telecommunication Services	1,440,698	1,440,698	—	—
Transportation	6,491,513	6,491,513	—	—
Utilities	11,879,140	11,879,140	—	—
Short-Term Investments	603,858	—	603,858	—
Total	$ 236,618,439	$ 236,014,581	$ 603,858	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
5

The Hartford Small Cap Growth Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 3.0%
48,584	Fox Factory Holding Corp.*	$ 5,436,549
22,298	Patrick Industries, Inc.	1,929,892
39,942	Visteon Corp.*	6,154,663
		13,521,104
	Banks - 1.1%
66,525	Synovus Financial Corp.	2,255,198
38,740	Triumph Financial, Inc.*	2,747,053
		5,002,251
	Capital Goods - 15.0%
37,406	Ameresco, Inc. Class A*	2,177,403
37,587	Applied Industrial Technologies, Inc.	5,449,739
108,479	AZEK Co., Inc.*	3,384,545
29,926	Boise Cascade Co.	3,097,042
29,320	Chart Industries, Inc.*	5,340,931
19,856	Comfort Systems USA, Inc.	3,454,348
21,039	Curtiss-Wright Corp.	4,026,023
102,638	Fluor Corp.*	3,179,725
18,259	Herc Holdings, Inc.	2,443,602
330,219	Hillman Solutions Corp.*	3,249,355
42,885	ITT, Inc.	4,271,346
43,583	John Bean Technologies Corp.	5,387,295
37,835	Rush Enterprises, Inc. Class A	2,447,168
154,900	Shoals Technologies Group, Inc. Class A*	4,021,204
48,734	SPX Technologies, Inc.*	4,123,384
30,352	Vicor Corp.*	2,800,579
96,894	WillScot Mobile Mini Holdings Corp.*	4,646,067
166,282	Zurn Elkay Water Solutions Corp. Class C	5,061,624
		68,561,380
	Commercial & Professional Services - 7.5%
12,053	CACI International, Inc. Class A*	4,223,853
33,661	Casella Waste Systems, Inc. Class A*	2,716,106
26,192	Ceridian HCM Holding, Inc.*	1,854,655
21,029	Clean Harbors, Inc.*	3,496,282
18,648	ExlService Holdings, Inc.*	2,628,436
7,814	Exponent, Inc.	699,978
34,628	Insperity, Inc.	4,073,984
55,876	KBR, Inc.	3,435,815
11,847	Tetra Tech, Inc.	2,004,631
24,143	TriNet Group, Inc.*	2,540,568
308,021	Verra Mobility Corp.*	6,465,361
		34,139,669
	Consumer Durables & Apparel - 2.5%
37,459	Century Communities, Inc.	2,892,584
38,723	Crocs, Inc.*	4,195,637
102,405	YETI Holdings, Inc.*	4,362,453
		11,450,674
	Consumer Services - 4.3%
21,378	Duolingo, Inc.*	3,317,652
122,688	European Wax Center, Inc. Class A*	2,376,467
39,359	Texas Roadhouse, Inc.	4,390,496
28,575	Wingstop, Inc.	4,817,173
62,626	Wyndham Hotels & Resorts, Inc.	4,879,818
		19,781,606
	Consumer Staples Distribution & Retail - 0.4%
30,716	Performance Food Group Co.*	1,835,588
	Energy - 4.5%
44,459	Cactus, Inc. Class A	2,257,628
34,719	Chord Energy Corp.	5,445,328
86,874	Helmerich & Payne, Inc.	3,889,349
222,614	Magnolia Oil & Gas Corp. Class A	4,930,900
116,910	SM Energy Co.	4,242,664
		20,765,869
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.0%
33,989	Agree Realty Corp. REIT	$ 2,201,807
120,762	Phillips Edison & Co., Inc. REIT	4,264,106
29,196	Ryman Hospitality Properties, Inc. REIT	2,782,087
		9,248,000
	Financial Services - 3.3%
280,177	MGIC Investment Corp.	4,690,163
32,630	Shift4 Payments, Inc. Class A*	2,251,144
64,614	Stifel Financial Corp.	4,105,574
21,704	WEX, Inc.*	4,109,652
		15,156,533
	Food, Beverage & Tobacco - 2.7%
5,956	Boston Beer Co., Inc. Class A*	2,212,297
12,748	Celsius Holdings, Inc.*	1,844,635
50,016	Freshpet, Inc.*	3,678,177
250,750	Sovos Brands, Inc.*	4,463,350
		12,198,459
	Health Care Equipment & Services - 9.4%
64,084	AtriCure, Inc.*	3,547,049
78,850	Encompass Health Corp.	5,206,466
41,432	Ensign Group, Inc.	4,013,518
36,947	Glaukos Corp.*	2,850,092
47,639	Haemonetics Corp.*	4,394,221
61,751	HealthEquity, Inc.*	4,195,363
45,931	Inari Medical, Inc.*	2,621,282
11,019	Inspire Medical Systems, Inc.*	3,171,378
32,631	Integra LifeSciences Holdings Corp.*	1,483,732
30,685	Lantheus Holdings, Inc.*	2,653,946
10,841	Novocure Ltd.*	353,850
32,026	Omnicell, Inc.*	2,022,442
99,817	Owens & Minor, Inc.*	1,920,479
24,101	QuidelOrtho Corp.*	2,105,463
67,094	RadNet, Inc.*	2,219,470
		42,758,751
	Household & Personal Products - 1.1%
216,963	Beauty Health Co.*	1,798,623
27,225	elf Beauty, Inc.*	3,177,702
		4,976,325
	Insurance - 0.5%
21,615	Selective Insurance Group, Inc.	2,230,452
	Materials - 4.7%
137,334	Axalta Coating Systems Ltd.*	4,394,688
72,518	Cabot Corp.	5,148,778
38,372	Ingevity Corp.*	2,456,576
215,342	Livent Corp.*	5,301,720
52,825	Louisiana-Pacific Corp.	4,021,567
		21,323,329
	Media & Entertainment - 2.5%
104,159	Bumble, Inc. Class A*	1,929,024
206,184	Eventbrite, Inc. Class A*	2,373,178
29,523	Ziff Davis, Inc.*	2,141,008
186,477	ZoomInfo Technologies, Inc. Class A*	4,768,217
		11,211,427
	Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
161,450	Aclaris Therapeutics, Inc.*	1,593,512
121,187	Alkermes PLC*	3,548,355
21,469	Apogee Therapeutics, Inc.*	459,437
53,175	Blueprint Medicines Corp.*	3,509,550
52,699	Celldex Therapeutics, Inc.*	1,863,437
80,432	Crinetics Pharmaceuticals, Inc.*	1,528,208
152,538	Cytek Biosciences, Inc.*	1,366,740
59,245	Cytokinetics, Inc.*	1,975,821
75,051	Denali Therapeutics, Inc.*	2,133,700
524,484	Geron Corp.*	1,699,328

6

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.8% - (continued)
151,231	ImmunoGen, Inc.*	$ 2,694,936
32,313	Intellia Therapeutics, Inc.*	1,367,809
60,328	Intra-Cellular Therapies, Inc.*	3,730,684
7,378	Karuna Therapeutics, Inc.*	1,473,903
39,305	Kymera Therapeutics, Inc.*	859,993
37,492	Morphic Holding, Inc.*	2,126,921
37,642	Nuvalent, Inc. Class A*	1,876,454
30,854	Prothena Corp. PLC*	2,124,915
34,065	PTC Therapeutics, Inc.*	1,374,182
81,262	Revance Therapeutics, Inc.*	1,920,221
81,116	Revolution Medicines, Inc.*	2,129,295
34,239	Sage Therapeutics, Inc.*	1,187,409
73,486	Syndax Pharmaceuticals, Inc.*	1,566,722
26,903	Ultragenyx Pharmaceutical, Inc.*	1,160,057
62,697	Vaxcyte, Inc.*	3,013,218
71,904	Ventyx Biosciences, Inc.*	2,664,043
63,430	Veracyte, Inc.*	1,741,153
43,589	Zentalis Pharmaceuticals, Inc.*	1,164,262
		53,854,265
	Semiconductors & Semiconductor Equipment - 5.2%
23,877	Axcelis Technologies, Inc.*	4,786,861
31,936	Cirrus Logic, Inc.*	2,580,429
28,564	MKS Instruments, Inc.	3,118,332
28,690	Onto Innovation, Inc.*	3,566,741
53,170	Power Integrations, Inc.	5,164,934
49,053	Rambus, Inc.*	3,071,208
10,067	Silicon Laboratories, Inc.*	1,501,392
		23,789,897
	Software & Services - 11.8%
7,340	Agilysys, Inc.*	540,444
63,562	Alarm.com Holdings, Inc.*	3,509,258
54,538	Blackbaud, Inc.*	4,114,892
63,711	Braze, Inc. Class A*	2,896,302
67,128	DigitalOcean Holdings, Inc.*	3,324,179
50,023	DoubleVerify Holdings, Inc.*	2,105,968
185,862	EngageSmart, Inc.*	3,523,944
24,154	Five9, Inc.*	2,119,514
142,804	Grid Dynamics Holdings, Inc.*	1,488,018
44,093	Guidewire Software, Inc.*	3,739,968
71,273	Intapp, Inc.*	2,926,469
38,622	Perficient, Inc.*	2,463,697
179,544	PowerSchool Holdings, Inc. Class A*	4,339,579
17,964	Rapid7, Inc.*	824,727
140,498	Sprinklr, Inc. Class A*	1,972,592
63,962	Sprout Social, Inc. Class A*	3,654,789
16,501	SPS Commerce, Inc.*	2,976,615
116,377	Squarespace, Inc. Class A*	3,856,734
34,145	Workiva, Inc.*	3,595,127
		53,972,816
	Technology Hardware & Equipment - 5.3%
41,868	Fabrinet*	5,176,560
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Technology Hardware & Equipment - 5.3% - (continued)
31,255	Insight Enterprises, Inc.*		$ 4,584,796
9,539	Littelfuse, Inc.		2,905,579
27,827	Novanta, Inc.*		4,922,596
20,485	Super Micro Computer, Inc.*		6,765,581
			24,355,112
	Total Common Stocks (cost $354,024,659)		$ 450,133,507
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
9,197	iShares Russell 2000 Growth ETF		$ 2,336,406
	Total Exchange-Traded Funds (cost $2,047,189)		$ 2,336,406
	Total Long-Term Investments (cost $356,071,848)		$ 452,469,913
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 519,691	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2023 at 5.28%, due on 08/01/2023 with a maturity value of $519,767; collateralized by U.S. Treasury Inflation Index Note at 0.13%, maturing 01/15/2030, with a market value of $530,132		$ 519,691
	Total Short-Term Investments (cost $519,691)		$ 519,691
	Total Investments (cost $356,591,539)	99.2%	$ 452,989,604
	Other Assets and Liabilities	0.8%	3,651,405
	Total Net Assets	100.0%	$ 456,641,009
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

7

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 13,521,104	$ 13,521,104	$ —	$ —
Banks	5,002,251	5,002,251	—	—
Capital Goods	68,561,380	68,561,380	—	—
Commercial & Professional Services	34,139,669	34,139,669	—	—
Consumer Durables & Apparel	11,450,674	11,450,674	—	—
Consumer Services	19,781,606	19,781,606	—	—
Consumer Staples Distribution & Retail	1,835,588	1,835,588	—	—
Energy	20,765,869	20,765,869	—	—
Equity Real Estate Investment Trusts (REITs)	9,248,000	9,248,000	—	—
Financial Services	15,156,533	15,156,533	—	—
Food, Beverage & Tobacco	12,198,459	12,198,459	—	—
Health Care Equipment & Services	42,758,751	42,758,751	—	—
Household & Personal Products	4,976,325	4,976,325	—	—
Insurance	2,230,452	2,230,452	—	—
Materials	21,323,329	21,323,329	—	—
Media & Entertainment	11,211,427	11,211,427	—	—
Pharmaceuticals, Biotechnology & Life Sciences	53,854,265	53,854,265	—	—
Semiconductors & Semiconductor Equipment	23,789,897	23,789,897	—	—
Software & Services	53,972,816	53,972,816	—	—
Technology Hardware & Equipment	24,355,112	24,355,112	—	—
Exchange-Traded Funds	2,336,406	2,336,406	—	—
Short-Term Investments	519,691	—	519,691	—
Total	$ 452,989,604	$ 452,469,913	$ 519,691	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
8

Hartford Schroders China A Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 87.6%
	Automobiles & Components - 1.3%
68,900	Fuyao Glass Industry Group Co. Ltd. Class A	$ 365,775
3,000	Huizhou Desay Sv Automotive Co. Ltd. Class A	65,415
		431,190
	Banks - 5.5%
151,792	Bank of Ningbo Co. Ltd. Class A	619,590
247,033	China Merchants Bank Co. Ltd. Class A	1,232,946
		1,852,536
	Capital Goods - 14.8%
112,549	Beijing Tianyishangjia New Material Corp. Ltd. Class A	289,984
124,200	CIMC Vehicles Group Co. Ltd. Class A	250,629
36,140	Contemporary Amperex Technology Co. Ltd. Class A	1,204,942
3,996	Gongniu Group Co. Ltd. Class A	56,839
119,000	Han's Laser Technology Industry Group Co. Ltd. Class A	408,538
155,940	Hongfa Technology Co. Ltd. Class A	758,183
130,304	JL Mag Rare-Earth Co. Ltd. Class A	323,259
16,015	Pylon Technologies Co. Ltd. Class A	397,824
125,300	Sany Heavy Industry Co. Ltd. Class A	311,732
67,800	Sinoseal Holding Co. Ltd. Class A	403,703
59,900	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	278,235
81,000	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	316,174
		5,000,042
	Consumer Durables & Apparel - 3.7%
126,900	Midea Group Co. Ltd. Class A	1,054,813
8,600	Zhejiang Cfmoto Power Co. Ltd.	180,134
		1,234,947
	Financial Services - 1.0%
12,300	Hithink RoyalFlush Information Network Co. Ltd. Class A	325,895
	Food, Beverage & Tobacco - 9.9%
16,400	Anjoy Foods Group Co. Ltd.	354,721
82,295	Chacha Food Co. Ltd. Class A	472,823
4,045	Kweichow Moutai Co. Ltd. Class A	1,067,700
258,075	Toly Bread Co. Ltd. Class A	381,588
141,000	Wens Foodstuffs Group Co. Ltd. Class A	375,298
27,399	Wuliangye Yibin Co. Ltd. Class A	695,993
		3,348,123
	Health Care Equipment & Services - 2.1%
11,516	iRay Technology Co. Ltd. Class A	404,916
48,388	Qingdao Haier Biomedical Co. Ltd. Class A	323,294
		728,210
	Insurance - 5.7%
259,700	Ping An Insurance Group Co. of China Ltd. Class A	1,918,918
	Materials - 22.2%
270,400	China Jushi Co. Ltd. Class A	562,387
230,809	Chongqing Zaisheng Technology Corp. Ltd. Class A	148,090
224,214	Citic Pacific Special Steel Group Co. Ltd. Class A	525,527
196,680	Hengli Petrochemical Co. Ltd. Class A*	428,800
230,500	Hubei Dinglong Co. Ltd. Class A	727,952
148,700	LB Group Co. Ltd. Class A	395,931
389,546	Satellite Chemical Co. Ltd. Class A	878,904
155,500	Shandong Sinocera Functional Material Co. Ltd. Class A	647,702
77,600	Wanhua Chemical Group Co. Ltd. Class A	1,063,819
80,285	Western Superconducting Technologies Co. Ltd. Class A	594,953
96,740	Zhejiang Huayou Cobalt Co. Ltd. Class A	683,282
444,757	Zijin Mining Group Co. Ltd. Class A	812,343
		7,469,690
	Media & Entertainment - 2.6%
159,600	Mango Excellent Media Co. Ltd. Class A	768,374
46,300	Perfect World Co. Ltd. Class A	97,354
		865,728
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
54,000	Amoy Diagnostics Co. Ltd. Class A	182,543
Shares or Principal Amount		Market Value†
COMMON STOCKS - 87.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7% - (continued)
39,000	Hangzhou Tigermed Consulting Co. Ltd. Class A	$ 375,884
163,200	Hualan Biological Engineering, Inc. Class A	526,364
38,164	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	314,167
84,560	WuXi AppTec Co. Ltd. Class A	850,987
		2,249,945
	Real Estate Management & Development - 1.0%
162,844	Poly Developments & Holdings Group Co. Ltd. Class A	324,944
	Semiconductors & Semiconductor Equipment - 1.0%
35,556	LONGi Green Energy Technology Co. Ltd. Class A	148,995
31,700	Sino Wealth Electronic Ltd. Class A	128,086
3,858	Suzhou Oriental Semiconductor Co. Ltd.	72,361
		349,442
	Technology Hardware & Equipment - 7.8%
65,333	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	564,897
147,159	Shenzhen Sunlord Electronics Co. Ltd. Class A	561,147
147,100	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	462,593
117,405	Unisplendour Corp. Ltd. Class A	448,811
95,078	WUS Printed Circuit Kunshan Co. Ltd. Class A	292,072
16,800	Xiamen Faratronic Co. Ltd. Class A	317,146
		2,646,666
	Transportation - 2.3%
434,300	China Southern Airlines Co. Ltd. Class A*	425,654
25,600	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	342,055
		767,709
	Total Common Stocks (cost $32,242,451)	$ 29,513,985
WARRANTS - 10.4%(1)
	Banks - 4.0%
45,388	Autobio Diagnostics Co. Ltd. Expires 10/13/2023*	$ 355,585
65,195	Micro-Tech Nanjing Co. Ltd. Expires 10/2/2023*	728,509
25,356	Suzhou Everbright Photonics Co. Ltd. Expires 4/24/2024*	255,485
		1,339,579
	Financial Services - 1.3%
21,614	ZWSOFT Co. Ltd. Guangzhou Expires 9/22/2023*	439,433
	Health Care Equipment & Services - 0.9%
42,185	Qingdao Haier Biomedical Co. Ltd. Expires 1/03/2024*	281,558
	Household & Personal Products - 1.1%
73,642	Ninebot Ltd. Expires 8/28/2023*	358,382
	Software & Services - 1.8%
71,603	Piesat Information Technology Co. Ltd. Expires 12/22/2023*	614,663
	Technology Hardware & Equipment - 1.3%
18,878	Gongniu Group Co. Ltd. Expires 2/17/2023*	268,110
36,835	Shanghai Holystar Electrical Technology Co. Ltd. Expires 1/18/2024*	177,146
		445,256
	Total Warrants (cost $3,814,461)	$ 3,478,871
	Total Long-Term Investments (cost $36,056,912)	$ 32,992,856

9

Hartford Schroders China A Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 2.3%
787,834	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(2)		$ 787,834
	Total Short-Term Investments (cost $787,834)		$ 787,834
	Total Investments (cost $36,844,746)	100.3%	$ 33,780,690
	Other Assets and Liabilities	(0.3)%	(94,190)
	Total Net Assets	100.0%	$ 33,686,500
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 431,190	$ —	$ 431,190	$ —
Banks	1,852,536	—	1,852,536	—
Capital Goods	5,000,042	—	5,000,042	—
Consumer Durables & Apparel	1,234,947	—	1,234,947	—
Financial Services	325,895	—	325,895	—
Food, Beverage & Tobacco	3,348,123	—	3,348,123	—
Health Care Equipment & Services	728,210	—	728,210	—
Insurance	1,918,918	—	1,918,918	—
Materials	7,469,690	—	7,469,690	—
Media & Entertainment	865,728	—	865,728	—
Pharmaceuticals, Biotechnology & Life Sciences	2,249,945	—	2,249,945	—
Real Estate Management & Development	324,944	—	324,944	—
Semiconductors & Semiconductor Equipment	349,442	—	349,442	—
Technology Hardware & Equipment	2,646,666	—	2,646,666	—
Transportation	767,709	—	767,709	—
Warrants	3,478,871	—	3,478,871	—
Short-Term Investments	787,834	787,834	—	—
Total	$ 33,780,690	$ 787,834	$ 32,992,856	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
10

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Brazil - 2.6%
7,700	Alupar Investimento SA	$ 47,434
15,000	B3 SA - Brasil Bolsa Balcao	47,264
28,600	BB Seguridade Participacoes SA	188,217
17,600	Cia de Saneamento de Minas Gerais Copasa MG	75,332
45,827	Cia Energetica de Minas Gerais ADR	120,525
101,700	Cielo SA	101,512
18,100	Multiplan Empreendimentos Imobiliarios SA	101,088
20,630	Odontoprev SA	53,486
13,714	Pagseguro Digital Ltd. Class A*	155,791
7,400	Porto Seguro SA	44,803
39,300	Santos Brasil Participacoes SA	79,867
26,100	TOTVS SA	163,210
2,800	Transmissora Alianca de Energia Eletrica SA	21,316
6,100	Tupy SA	35,049
47,400	WEG SA	400,150
		1,635,044
	Chile - 0.3%
36,367	Empresas CMPC SA	71,785
1,297	Sociedad Quimica y Minera de Chile SA ADR	95,576
		167,361
	China - 28.8%
113,000	3SBio, Inc.*(1)	108,858
44,000	AAC Technologies Holdings, Inc.	100,806
553,000	Agricultural Bank of China Ltd. Class H	201,151
37,000	Aier Eye Hospital Group Co. Ltd.	104,409
6,200	AIMA Technology Group Co. Ltd.	29,633
191,700	Alibaba Group Holding Ltd.*	2,449,807
30,000	Anhui Expressway Co. Ltd. Class H	30,215
10,500	Autobio Diagnostics Co. Ltd. Class A	82,361
100,000	BAIC Motor Corp. Ltd. Class H(1)	27,840
10,850	Baidu, Inc. Class A*	212,126
1,045,000	Bank of China Ltd. Class H	387,588
57,000	Bank of Communications Co. Ltd. Class H	34,435
3,300	Bethel Automotive Safety Systems Co. Ltd. Class A	41,851
11,500	BYD Co. Ltd. Class H	409,607
71,000	China Lesso Group Holdings Ltd. Class L	49,298
84,000	China Merchants Bank Co. Ltd. Class H	417,709
60,000	China Merchants Port Holdings Co. Ltd.	82,545
65,000	China Overseas Property Holdings Ltd.	76,366
60,600	China Pacific Insurance Group Co. Ltd. Class H	163,373
1,564,000	China Tower Corp. Ltd. Class H(1)	176,792
32,000	China Water Affairs Group Ltd.	27,150
36,000	CIMC Enric Holdings Ltd.	36,301
5,420	Contemporary Amperex Technology Co. Ltd. Class A	180,708
62,000	COSCO SHIPPING Ports Ltd.	39,567
108,000	CSPC Pharmaceutical Group Ltd.	90,210
4,800	Eastroc Beverage Group Co. Ltd. Class A	123,483
3,500	Ecovacs Robotics Co. Ltd. Class A	38,782
12,700	ENN Energy Holdings Ltd.	154,366
79,100	Focus Media Information Technology Co. Ltd. Class A	82,575
40,000	Fu Shou Yuan International Group Ltd.	30,930
17,257	Full Truck Alliance Co. Ltd. ADR*	129,255
38,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	172,901
3,880	Ganfeng Lithium Group Co. Ltd. Class H(1)	24,997
35,000	Giant Biogene Holding Co. Ltd.*(1)	158,350
9,028	Gongniu Group Co. Ltd. Class A	128,414
2,315	GoodWe Technologies Co. Ltd. Class A	53,744
19,800	Gree Electric Appliances, Inc. of Zhuhai Class A	107,526
53,000	Greentown Management Holdings Co. Ltd.(1)	47,049
9,500	Guangzhou Tinci Materials Technology Co. Ltd. Class A	49,029
22,000	Haitian International Holdings Ltd.	54,535
5,600	Hangzhou Tigermed Consulting Co. Ltd. Class H(1)	36,407
34,840	Hefei Meiya Optoelectronic Technology, Inc. Class A	128,762
7,726	Hello Group, Inc. ADR	82,282
4,600	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	16,960
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 28.8% - (continued)
33,300	Hundsun Technologies, Inc. Class A	$ 191,965
13,600	Hygeia Healthcare Holdings Co. Ltd.(1)	90,393
2,700	Imeik Technology Development Co. Ltd.	180,082
841,000	Industrial & Commercial Bank of China Ltd. Class H	410,683
1,565	iRay Technology Co. Ltd. Class A	55,027
27,650	JD Health International, Inc.*(1)	202,130
37,780	JD.com, Inc. Class A	782,181
3,400	Jiangsu Hengli Hydraulic Co. Ltd. Class A	34,153
25,000	Jiumaojiu International Holdings Ltd.(1)	49,339
11,745	Kanzhun Ltd. ADR*	219,397
24,800	Kingsoft Corp. Ltd.	106,743
6,000	Kuaishou Technology*(1)	52,660
3,300	Lao Feng Xiang Co. Ltd.	28,857
21,200	LONGi Green Energy Technology Co. Ltd. Class A	88,838
22,900	Meituan Class B*(1)	437,164
5,583	MINISO Group Holding Ltd. ADR	117,299
12,000	NetDragon Websoft Holdings Ltd.	23,829
26,000	NetEase, Inc.	566,288
39,400	New China Life Insurance Co. Ltd. Class H	114,261
7,000	New Oriental Education & Technology Group, Inc.*	39,876
2,420	Ningbo Deye Technology Co. Ltd. Class A	42,465
15,200	Ningbo Xusheng Group Co. Ltd.	54,312
32,600	Nongfu Spring Co. Ltd. Class H(1)	190,072
305,000	People's Insurance Co. Group of China Ltd. Class H	117,422
42,500	Ping An Insurance Group Co. of China Ltd. Class H	309,686
117,000	Postal Savings Bank of China Co. Ltd. Class H(1)	72,130
5,880	Proya Cosmetics Co. Ltd. Class A	92,975
1,617	Pylon Technologies Co. Ltd. Class A	40,167
7,100	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	76,755
1,711	Shanghai Friendess Electronic Technology Corp. Ltd.	53,356
8,700	Shanghai M&G Stationery, Inc. Class A	54,515
11,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	21,054
11,300	Shenzhen Inovance Technology Co. Ltd. Class A	112,418
8,600	Shenzhen Kstar Science & Technology Co. Ltd. Class A	40,434
6,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	261,458
12,900	Shenzhen New Industries Biomedical Engineering Co. Ltd.	102,164
8,300	Sieyuan Electric Co. Ltd. Class A	56,947
29,000	Simcere Pharmaceutical Group Ltd.(1)	27,443
36,500	Sinopec Engineering Group Co. Ltd. Class H	16,473
74,200	Tencent Holdings Ltd.	3,410,315
18,193	Tencent Music Entertainment Group ADR*	127,169
14,200	Tianqi Lithium Corp. Class H	88,863
7,100	Trip.com Group Ltd.*	289,984
9,973	Vipshop Holdings Ltd. ADR*	187,792
193,000	Want Want China Holdings Ltd.	134,593
5,800	WuXi AppTec Co. Ltd. Class H(1)	55,172
34,000	Wuxi Biologics Cayman, Inc.*(1)	196,207
48,000	Xinyi Glass Holdings Ltd.	79,877
104,000	Xinyi Solar Holdings Ltd.	112,928
74,000	Yadea Group Holdings Ltd.(1)	168,399
7,400	Yangling Metron New Material, Inc. Class A	46,243
3,840	Yealink Network Technology Corp. Ltd. Class A	20,230
1,500	Yum China Holdings, Inc.	92,370
11,600	Yutong Bus Co. Ltd.	22,566
62,000	Zhejiang Expressway Co. Ltd. Class H	49,798
25,700	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	100,317
13,900	Zhejiang Supor Co. Ltd. Class A	97,356
13,600	Zhejiang Weixing New Building Materials Co. Ltd. Class A	41,308
17,000	Zhongsheng Group Holdings Ltd.	59,729
3,600	ZTO Express Cayman, Inc.	99,712
		18,195,392

11

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Colombia - 0.1%
4,137	Geopark Ltd.	$ 41,825
	Czech Republic - 0.1%
1,438	Komercni Banka AS	47,095
	Greece - 1.2%
74,747	Eurobank Ergasias Services & Holdings SA Class A*	130,575
5,545	Hellenic Telecommunications Organization SA	87,511
5,376	JUMBO SA	160,422
1,769	Motor Oil Hellas Corinth Refineries SA	44,707
2,543	Mytilineos SA	105,829
21,848	National Bank of Greece SA*	150,461
19,684	Piraeus Financial Holdings SA*	74,557
		754,062
	Hong Kong - 2.3%
123,400	AIA Group Ltd.	1,234,584
14,800	Gushengtang Holdings Ltd.*	96,263
54,000	Hang Lung Properties Ltd.	84,269
14,500	Hongkong Land Holdings Ltd.	51,674
6,000	Luk Fook Holdings International Ltd.	15,842
		1,482,632
	Hungary - 0.6%
4,889	OTP Bank Nyrt	177,794
7,497	Richter Gedeon Nyrt	189,116
		366,910
	India - 12.1%
7,357	Apollo Tyres Ltd.	38,754
3,335	Asian Paints Ltd.	136,995
3,428	Bajaj Auto Ltd.	205,772
1,674	Bajaj Finance Ltd.	148,818
41,976	Bharti Airtel Ltd.	454,599
2,325	Britannia Industries Ltd.	135,526
1,380	Coforge Ltd.	79,042
5,367	Colgate-Palmolive India Ltd.	131,879
18,581	Dabur India Ltd.	130,172
3,571	Dr Reddy's Laboratories Ltd.	244,990
20,359	HCL Technologies Ltd.	276,719
63,085	HDFC Bank Ltd.	1,266,500
3,435	Hero MotoCorp Ltd.	133,923
9,903	Hindustan Unilever Ltd.	308,485
99,761	ICICI Bank Ltd.	1,215,834
20,655	Jio Financial Services Ltd.*(2)	65,758
1,887	Kotak Mahindra Bank Ltd.	42,645
1,528	Mahanagar Gas Ltd.	20,791
24,214	Marico Ltd.	165,201
511	Nestle India Ltd.	140,132
1,457	Persistent Systems Ltd.	84,187
2,506	PI Industries Ltd.	110,245
2,362	Pidilite Industries Ltd.	75,155
75,727	Power Grid Corp. of India Ltd.	245,184
20,655	Reliance Industries Ltd.	641,192
3,629	Sona Blw Precision Forgings Ltd.(1)	25,178
10,344	Sun Pharmaceutical Industries Ltd.	143,883
3,983	Sun TV Network Ltd.	26,246
922	Supreme Industries Ltd.	39,828
15,472	Tata Consultancy Services Ltd.	644,547
4,404	UPL Ltd.*	33,486
23,911	Varun Beverages Ltd.	233,985
		7,645,651
	Indonesia - 2.9%
89,600	Bank BTPN Syariah Tbk PT	12,670
307,500	Bank Central Asia Tbk PT	186,232
738,500	Bank Mandiri Persero Tbk PT	280,737
354,800	Bank Negara Indonesia Persero Tbk PT	208,872
978,900	Bank Rakyat Indonesia Persero Tbk PT	366,504
308,000	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	13,072
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Indonesia - 2.9% - (continued)
590,400	Kalbe Farma Tbk PT	$ 74,988
88,200	Matahari Department Store Tbk PT	17,663
1,221,700	Perusahaan Gas Negara Tbk PT	110,610
1,859,500	Telkom Indonesia Persero Tbk PT	458,136
400,800	Unilever Indonesia Tbk PT	102,326
		1,831,810
	Malaysia - 1.1%
24,900	Bermaz Auto Bhd	11,321
6,500	Bursa Malaysia Bhd	9,674
138,100	CIMB Group Holdings Bhd	170,119
92,700	Gamuda Bhd	88,394
42,400	Malayan Banking Bhd	84,830
26,600	Mega First Corp. Bhd	19,520
1,900	Nestle Malaysia Bhd	56,423
6,900	Petronas Gas Bhd	26,137
42,400	Press Metal Aluminium Holdings Bhd	47,412
65,200	Public Bank Bhd	60,298
39,300	RHB Bank Bhd	49,615
57,600	Telekom Malaysia Bhd	65,035
27,600	Westports Holdings Bhd	21,439
		710,217
	Mexico - 4.0%
28,800	Arca Continental SAB de CV	288,963
39,200	Bolsa Mexicana de Valores SAB de CV	83,105
2,732	Coca-Cola Femsa SAB de CV ADR	230,362
16,600	Concentradora Fibra Danhos SA de CV REIT	21,760
1,717	Fomento Economico Mexicano SAB de CV ADR	194,450
13,600	Grupo Aeroportuario del Centro Norte SAB de CV	153,308
1,181	Grupo Aeroportuario del Pacifico SAB de CV ADR	224,815
712	Grupo Aeroportuario del Sureste SAB de CV ADR	201,489
3,600	Grupo Comercial Chedraui SA de CV	21,088
50,000	Grupo Financiero Banorte SAB de CV Class O	474,112
14,000	Grupo Financiero Inbursa SAB de CV Class O*	34,095
178,900	Kimberly-Clark de Mexico SAB de CV Class A	421,903
8,885	Promotora y Operadora de Infraestructura SAB de CV	92,421
10,900	Qualitas Controladora SAB de CV	80,339
		2,522,210
	Poland - 1.6%
5,514	Bank Polska Kasa Opieki SA	162,817
1,971	Dino Polska SA*(1)	219,491
8,817	KGHM Polska Miedz SA	272,679
10,666	Powszechna Kasa Oszczednosci Bank Polski SA	108,217
16,544	Powszechny Zaklad Ubezpieczen SA	167,309
875	Santander Bank Polska SA*	86,810
		1,017,323
	Qatar - 0.1%
12,326	Qatar National Bank QPSC	57,503
	Russia - 0.0%
1,092	LUKOIL PJSC*(2)	—
762	Mobile TeleSystems PJSC*(2)	—
		—
	Saudi Arabia - 3.5%
4,198	Al Hammadi Holding	65,797
14,595	Al Rajhi Bank	290,219
543	Arabian Internet & Communications Services Co.	52,829
3,217	Banque Saudi Fransi	36,530
2,252	Dr Sulaiman Al Habib Medical Services Group Co.	173,480
5,548	Etihad Etisalat Co.	69,283
23,730	Jarir Marketing Co.	98,042
2,123	Leejam Sports Co. JSC	83,412
2,694	Mouwasat Medical Services Co.	180,242
28,172	Riyad Bank	238,797
17,884	Saudi Awwal Bank	181,624

12

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Saudi Arabia - 3.5% - (continued)
36,883	Saudi National Bank	$ 378,996
33,177	Saudi Telecom Co.	374,961
		2,224,212
	South Africa - 4.0%
2,772	Anglo American Platinum Ltd.	138,542
12,567	AVI Ltd.	50,061
3,494	Bid Corp. Ltd.	82,760
9,554	Clicks Group Ltd.	149,862
27,233	FirstRand Ltd.	110,780
9,509	Gold Fields Ltd. ADR	147,104
5,256	Impala Platinum Holdings Ltd.	37,965
11,905	Kumba Iron Ore Ltd.	326,567
7,062	Mr Price Group Ltd.	62,174
18,773	MTN Group Ltd.	147,014
12,760	MultiChoice Group	63,152
4,260	Naspers Ltd. Class N	837,034
19,190	Sappi Ltd.	41,312
20,932	Telkom SA SOC Ltd.*	34,463
12,003	Truworths International Ltd.	48,183
34,551	Vodacom Group Ltd.	228,141
		2,505,114
	South Korea - 13.8%
397	Celltrion, Inc.	45,674
234	CJ CheilJedang Corp.	51,368
541	CJ Corp.	27,503
850	CJ Freshway Corp.	16,640
2,011	DB Insurance Co. Ltd.	118,911
288	Dentium Co. Ltd.	32,479
3,368	Doosan Bobcat, Inc.	154,495
435	GOLFZON Co. Ltd.	32,972
7,092	Hana Financial Group, Inc.	218,543
884	HD Hyundai Construction Equipment Co. Ltd.	56,679
1,495	HD Hyundai Electric Co. Ltd.	87,138
11,031	HD Hyundai Infracore Co. Ltd.	106,692
449	HYBE Co. Ltd.*	92,466
5,163	Hyundai Engineering & Construction Co. Ltd.	151,531
755	Hyundai Steel Co.	21,404
8,887	Industrial Bank of Korea	72,452
1,113	JYP Entertainment Corp.	119,161
6,705	KB Financial Group, Inc.	268,545
106	Korea Zinc Co. Ltd.	41,063
6,290	Korean Air Lines Co. Ltd.	121,411
2,343	KT Corp.	54,258
556	LG Chem Ltd.	282,840
2,412	LG Electronics, Inc.	205,313
317	LG Energy Solution Ltd.*	139,268
13,245	LG Uplus Corp.	103,959
1,291	LOTTE Fine Chemical Co. Ltd.	65,633
177	NongShim Co. Ltd.	55,072
71,360	Samsung Electronics Co. Ltd.	3,907,147
3,850	Samsung Engineering Co. Ltd.*	111,677
3,295	Samsung Life Insurance Co. Ltd.	180,264
492	Samsung SDI Co. Ltd.	256,826
5,768	Seah Besteel Holdings Corp.	127,233
8,269	Shinhan Financial Group Co. Ltd.	227,590
311	SK Gas Ltd.	29,738
10,320	SK Hynix, Inc.	999,440
941	S-Oil Corp.	55,316
8,045	Woori Financial Group, Inc.	73,525
834	Youngone Corp.	37,790
		8,750,016
	Taiwan - 13.4%
15,000	Accton Technology Corp.	183,005
17,197	Advantech Co. Ltd.	214,752
24,000	Chicony Electronics Co. Ltd.	79,950
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Taiwan - 13.4% - (continued)
10,000	Chroma ATE, Inc.	$ 88,085
116,000	Chunghwa Telecom Co. Ltd.	427,919
6,000	Delta Electronics, Inc.	70,042
32,000	E Ink Holdings, Inc.	229,498
7,000	Eclat Textile Co. Ltd.	121,097
72,000	Far EasTone Telecommunications Co. Ltd.	162,566
4,000	Grape King Bio Ltd.	23,186
3,000	Lotes Co. Ltd.	71,481
13,000	Makalot Industrial Co. Ltd.	129,154
28,000	MediaTek, Inc.	616,137
5,000	momo.com, Inc.	95,496
7,000	Nien Made Enterprise Co. Ltd.	72,562
7,000	Novatek Microelectronics Corp.	94,665
3,000	Pegavision Corp.	36,331
21,000	President Chain Store Corp.	186,567
4,200	Sporton International, Inc.	32,167
285,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,146,416
671	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	66,530
18,000	TTY Biopharm Co. Ltd.	43,852
3,000	Universal Vision Biotechnology Co. Ltd.	37,434
4,000	Voltronic Power Technology Corp.	223,202
		8,452,094
	Thailand - 1.9%
27,000	Advanced Info Service PCL NVDR	178,394
71,600	Airports of Thailand PCL NVDR*	149,596
41,100	Bangchak Corp. PCL NVDR	45,992
30,700	Bangkok Bank PCL NVDR	153,910
161,400	Bangkok Dusit Medical Services PCL NVDR	135,782
25,100	Bumrungrad Hospital PCL NVDR	158,550
37,800	Kasikornbank PCL NVDR	139,325
178,400	Krung Thai Bank PCL NVDR	106,932
19,200	Somboon Advance Technology PCL NVDR	10,828
55,300	Supalai PCL NVDR	34,258
43,400	Thai Oil PCL NVDR	65,117
48,100	TTW PCL NVDR	12,226
		1,190,910
	United Arab Emirates - 1.6%
51,217	Abu Dhabi National Oil Co. for Distribution PJSC	54,384
119,821	Emaar Properties PJSC	220,476
78,236	Emirates NBD Bank PJSC	362,007
62,465	Emirates Telecommunications Group Co. PJSC	380,907
		1,017,774
	United States - 0.3%
4,693	Genpact Ltd.	169,370
	Total Common Stocks (cost $54,309,768)	$ 60,784,525
PREFERRED STOCKS - 2.1%
	Brazil - 2.1%
81,510	Banco Bradesco SA (Preference Shares)(3)	$ 287,170
87,200	Cia de Saneamento do Parana (Preference Shares)(3)	77,634
57,700	Itau Unibanco Holding SA (Preference Shares)(3)	349,464
86,980	Itausa SA (Preference Shares)(3)	180,628
53,700	Marcopolo SA (Preference Shares)(3)	59,392
56,900	Petroleo Brasileiro SA (Preference Shares)(3)	374,340
	Total Preferred Stocks (cost $1,159,541)	$ 1,328,628
	Total Long-Term Investments (cost $55,469,309)	$ 62,113,153

13

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
962,106	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(4)		$ 962,106
	Total Short-Term Investments (cost $962,106)		$ 962,106
	Total Investments (cost $56,431,415)	99.9%	$ 63,075,259
	Other Assets and Liabilities	0.1%	82,868
	Total Net Assets	100.0%	$ 63,158,127
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $2,538,972, representing 4.0% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,635,044	$ 1,635,044	$ —	$ —
Chile	167,361	167,361	—	—
China	18,195,392	1,292,866	16,902,526	—
Colombia	41,825	41,825	—	—
Czech Republic	47,095	—	47,095	—
Greece	754,062	160,422	593,640	—
Hong Kong	1,482,632	96,263	1,386,369	—
Hungary	366,910	189,116	177,794	—
India	7,645,651	—	7,579,893	65,758
Indonesia	1,831,810	133,061	1,698,749	—
Malaysia	710,217	154,179	556,038	—
Mexico	2,522,210	2,522,210	—	—
Poland	1,017,323	—	1,017,323	—
Qatar	57,503	—	57,503	—
Russia	—	—	—	—
Saudi Arabia	2,224,212	2,224,212	—	—
South Africa	2,505,114	741,561	1,763,553	—
South Korea	8,750,016	—	8,750,016	—
Taiwan	8,452,094	66,530	8,385,564	—
Thailand	1,190,910	12,226	1,178,684	—
United Arab Emirates	1,017,774	54,384	963,390	—
United States	169,370	169,370	—	—
Preferred Stocks	1,328,628	1,328,628	—	—
Short-Term Investments	962,106	962,106	—	—
Total	$ 63,075,259	$ 11,951,364	$ 51,058,137	$ 65,758

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
14

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 8.5%
9,849,053	Ambev SA	$ 30,950,447
5,002,000	Banco BTG Pactual SA	35,975,262
6,202,196	CCR SA	17,431,073
5,158,038	Embraer SA*	20,190,385
1,664,171	Energisa SA	17,663,176
2,930,318	Equatorial Energia SA	20,784,111
15,426,120	Itau Unibanco Holding SA ADR	92,710,981
2,258,244	Localiza Rent a Car SA	32,101,329
2,374,405	Petroleo Brasileiro SA ADR	34,856,265
4,316,659	PRIO SA*	41,644,406
7,729,974	Raia Drogasil SA	47,356,563
3,761,985	Rede D'Or Sao Luiz SA(1)	28,640,013
4,020,190	TIM SA	12,191,282
3,834,385	Vale SA ADR	56,097,053
		488,592,346
	Chile - 1.0%
564,075	Antofagasta PLC	12,133,117
135,122,231	Banco de Chile	15,043,199
1,403,031	Banco Santander Chile ADR(2)	29,603,954
		56,780,270
	China - 29.3%
17,253,896	Alibaba Group Holding Ltd.*	220,494,046
864,104	Baidu, Inc. Class A*	16,893,913
991,500	BYD Co. Ltd. Class H	35,315,267
7,990,168	Centre Testing International Group Co. Ltd. Class A	22,488,984
12,744,000	China Mengniu Dairy Co. Ltd.*	48,404,115
11,134,500	China Merchants Bank Co. Ltd. Class H	55,368,861
17,359,400	China Pacific Insurance Group Co. Ltd. Class H	46,799,555
5,646,000	China Resources Land Ltd.	26,345,516
1,693,940	Contemporary Amperex Technology Co. Ltd. Class A	56,477,577
3,240,900	ENN Energy Holdings Ltd.	39,392,462
1,313,511	H World Group Ltd. ADR*	63,101,068
5,514,000	Innovent Biologics, Inc.*(1)	24,655,512
3,067,576	JD.com, Inc. Class A	63,509,792
153,997	Kweichow Moutai Co. Ltd. Class A	40,648,374
1,939,350	Meituan Class B*(1)	37,022,416
10,284,545	Midea Group Co. Ltd. Class A	85,486,807
10,743,644	NARI Technology Co. Ltd. Class A	36,591,328
23,312,000	PICC Property & Casualty Co. Ltd. Class H	27,343,186
14,644,059	Sany Heavy Industry Co. Ltd. Class A	36,432,712
16,401,508	Satellite Chemical Co. Ltd. Class A	37,005,492
2,846,873	SF Holding Co. Ltd. Class A	19,846,762
5,357,050	Shenzhen Inovance Technology Co. Ltd. Class A	53,294,421
5,860,600	Shenzhou International Group Holdings Ltd.	62,209,165
3,482,334	Sieyuan Electric Co. Ltd. Class A	23,892,512
2,315,600	Sunny Optical Technology Group Co. Ltd.	22,702,310
6,419,900	Tencent Holdings Ltd.	295,065,799
1,325,400	Wuliangye Yibin Co. Ltd. Class A	33,667,977
7,464,500	Wuxi Biologics Cayman, Inc.*(1)	43,076,104
1,060,503	Yum China Holdings, Inc.	65,046,862
1,267,356	Zhejiang Supor Co. Ltd. Class A	8,876,592
1,119,700	Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,400,951
1,319,611	ZTO Express Cayman, Inc. ADR	36,685,186
		1,687,541,624
	Greece - 1.2%
693,162	Alpha Services & Holdings SA*	1,248,322
15,459,910	Eurobank Ergasias Services & Holdings SA Class A*	27,006,772
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Greece - 1.2% - (continued)
3,676,238	National Bank of Greece SA*	$ 25,317,196
4,561,631	Piraeus Financial Holdings SA*	17,278,133
		70,850,423
	Hong Kong - 2.3%
9,963,000	AIA Group Ltd.	99,677,181
3,866,000	Hang Lung Properties Ltd.	6,033,077
2,007,011	Prudential PLC	27,870,007
		133,580,265
	Hungary - 0.7%
670,316	OTP Bank Nyrt	24,376,795
703,823	Richter Gedeon Nyrt	17,754,339
		42,131,134
	India - 9.2%
7,086,063	Axis Bank Ltd.	82,265,600
5,380,505	Bharti Airtel Ltd.	58,270,717
4,977,624	HDFC Bank Ltd.	99,931,210
9,241,563	ICICI Bank Ltd.	112,631,253
1,815,023	Jio Financial Services Ltd.*(3)	5,778,371
1,912,875	Mahindra & Mahindra Ltd.	34,344,726
1,815,023	Reliance Industries Ltd.	56,343,687
2,007,010	Tata Consultancy Services Ltd.	83,609,950
		533,175,514
	Indonesia - 1.8%
54,182,100	Bank Central Asia Tbk PT	32,814,378
27,605,500	Bank Negara Indonesia Persero Tbk PT	16,251,431
104,005,320	Bank Rakyat Indonesia Persero Tbk PT	38,939,999
52,667,300	Telkom Indonesia Persero Tbk PT	12,975,945
		100,981,753
	Mexico - 2.9%
2,513,260	Cemex SAB de CV ADR*	19,151,041
804,667	Fomento Economico Mexicano SAB de CV ADR	91,128,538
5,781,233	Grupo Financiero Banorte SAB de CV Class O	54,819,001
		165,098,580
	Peru - 0.9%
334,535	Credicorp Ltd.	52,538,722
	Poland - 1.4%
1,060,840	Bank Polska Kasa Opieki SA	31,324,356
2,158,789	Powszechna Kasa Oszczednosci Bank Polski SA	21,903,123
2,597,881	Powszechny Zaklad Ubezpieczen SA	26,272,232
		79,499,711
	Russia - 0.0%
390,765	LUKOIL PJSC(3)	—
339,057	Magnit PJSC(3)	—
67,747	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC(3)	—
836,086	Yandex NV Class A*(3)	—
		—
	Saudi Arabia - 1.8%
2,731,130	Alinma Bank	26,935,657
2,587,048	Saudi Arabian Oil Co.(1)	22,342,562
2,642,108	Saudi National Bank	27,149,286
2,278,210	Saudi Telecom Co.	25,747,975
		102,175,480
	Singapore - 0.2%
211,650	Sea Ltd. ADR*	14,078,958
	South Africa - 7.7%
2,183,323	Absa Group Ltd.	23,139,811
2,718,390	Aspen Pharmacare Holdings Ltd.	29,152,724

15

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	South Africa - 7.7% - (continued)
3,250,624	AVI Ltd.	$ 12,948,951
809,537	Bid Corp. Ltd.	19,174,942
388,574	Capitec Bank Holdings Ltd.	38,966,799
23,608,428	FirstRand Ltd.	96,036,056
3,497,885	Foschini Group Ltd.	21,195,795
2,948,434	Gold Fields Ltd.	45,727,777
4,318,839	MTN Group Ltd.	33,821,397
416,125	Naspers Ltd. Class N	81,763,056
2,950,864	Shoprite Holdings Ltd.	42,636,654
		444,563,962
	South Korea - 11.4%
42,644	Korea Zinc Co. Ltd.	16,519,543
63,493	LG Chem Ltd.	32,299,257
253,097	Samsung Electro-Mechanics Co. Ltd.	28,873,016
7,020,559	Samsung Electronics Co. Ltd.	384,394,056
139,358	Samsung Fire & Marine Insurance Co. Ltd.	26,637,804
145,582	Samsung SDI Co. Ltd.	75,994,463
971,554	SK Hynix, Inc.	94,090,115
		658,808,254
	Taiwan - 15.3%
2,966,000	Accton Technology Corp.	36,186,261
11,384,036	ASE Technology Holding Co. Ltd.	41,666,479
22,571,264	Cathay Financial Holding Co. Ltd.*	32,899,292
2,264,000	Chailease Holding Co. Ltd.*	14,990,830
3,076,000	Chunghwa Telecom Co. Ltd.	11,347,229
47,868,000	CTBC Financial Holding Co. Ltd.*	40,044,828
25,559,000	Hon Hai Precision Industry Co. Ltd.	88,442,589
2,894,000	MediaTek, Inc.	63,682,211
29,117,139	Taiwan Semiconductor Manufacturing Co. Ltd.	525,785,615
10,355,000	Uni-President Enterprises Corp.	24,842,337
		879,887,671
	United Arab Emirates - 0.7%
21,400,318	Emaar Properties PJSC	39,377,599
	United Kingdom - 0.2%
1,182,092	Pepco Group NV*	10,186,372
	United States - 0.3%
103,176	Globant SA*	18,027,942
	Total Common Stocks (cost $4,483,281,596)	$ 5,577,876,580
PREFERRED STOCKS - 1.8%
	Brazil - 1.8%
22,646,357	Banco Bradesco SA (Preference Shares)(4)	$ 79,786,055
3,716,730	Gerdau SA (Preference Shares)(4)	22,990,083
	Total Preferred Stocks (cost $82,460,022)	$ 102,776,138
	Total Long-Term Investments (cost $4,565,741,618)	$ 5,680,652,718
SHORT-TERM INVESTMENTS - 0.9%
	Other Investment Pools & Funds - 0.9%
51,917,012	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(5)	$ 51,917,012
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.0%
8,156	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		$ 8,156
27,188	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		27,188
8,156	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		8,156
8,156	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		8,156
			51,656
	Total Short-Term Investments (cost $51,968,668)		$ 51,968,668
	Total Investments (cost $4,617,710,286)	99.5%	$ 5,732,621,386
	Other Assets and Liabilities	0.5%	31,279,013
	Total Net Assets	100.0%	$ 5,763,900,399
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $155,736,607, representing 2.7% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

16

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 488,592,346	$ 488,592,346	$ —	$ —
Chile	56,780,270	44,647,153	12,133,117	—
China	1,687,541,624	128,016,242	1,559,525,382	—
Greece	70,850,423	—	70,850,423	—
Hong Kong	133,580,265	—	133,580,265	—
Hungary	42,131,134	17,754,339	24,376,795	—
India	533,175,514	—	527,397,143	5,778,371
Indonesia	100,981,753	—	100,981,753	—
Mexico	165,098,580	165,098,580	—	—
Peru	52,538,722	52,538,722	—	—
Poland	79,499,711	—	79,499,711	—
Russia	—	—	—	—
Saudi Arabia	102,175,480	102,175,480	—	—
Singapore	14,078,958	14,078,958	—	—
South Africa	444,563,962	163,752,516	280,811,446	—
South Korea	658,808,254	—	658,808,254	—
Taiwan	879,887,671	—	879,887,671	—
United Arab Emirates	39,377,599	—	39,377,599	—
United Kingdom	10,186,372	—	10,186,372	—
United States	18,027,942	18,027,942	—	—
Preferred Stocks	102,776,138	102,776,138	—	—
Short-Term Investments	51,968,668	51,968,668	—	—
Total	$ 5,732,621,386	$ 1,349,427,084	$ 4,377,415,931	$ 5,778,371

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
17

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6%
	Brazil - 4.2%
$ 250,000	Banco do Brasil SA 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 yr. USD CMT + 6.36% thereafter)(1)(2)(3)	$ 252,275
200,000	Cosan Luxembourg SA 7.50%, 06/27/2030(1)	201,048
200,000	CSN Inova Ventures 6.75%, 01/28/2028(1)	189,645
176,852	Guara Norte Sarl 5.20%, 06/15/2034(1)	157,840
	Petrobras Global Finance BV
100,000	6.50%, 07/03/2033	98,330
15,000	6.75%, 06/03/2050	13,695
34,000	6.88%, 01/20/2040	33,243
200,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(1)	182,856
		1,128,932
	Burkina Faso - 0.7%
200,000	Endeavour Mining PLC 5.00%, 10/14/2026(1)	180,812
	Chile - 2.0%
200,000	Celulosa Arauco y Constitucion SA 5.15%, 01/29/2050(1)	169,813
192,256	Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(1)(4)	179,759
200,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(1)	188,679
		538,251
	China - 4.0%
230,000	Alibaba Group Holding Ltd. 4.20%, 12/06/2047	179,310
200,000	BOC Aviation USA Corp. 4.88%, 05/03/2033(1)(4)	194,468
200,000	China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(5)	164,564
200,000	Huarong Finance II Co. Ltd. 4.63%, 06/03/2026(5)	179,924
240,000	Lenovo Group Ltd. 3.42%, 11/02/2030(1)	203,041
200,000	Prosus NV 4.99%, 01/19/2052(1)	146,318
		1,067,625
	Colombia - 3.0%
220,833	AI Candelaria Spain SA 7.50%, 12/15/2028(1)	206,002
200,000	Bancolombia SA 6.91%, 10/18/2027, (6.91% fixed rate until 10/18/2027; 5 yr. USD CMT + 2.93% thereafter)(2)(4)	196,360
	Ecopetrol SA
59,000	6.88%, 04/29/2030	55,563
185,000	8.88%, 01/13/2033	189,793
200,000	Empresas Publicas de Medellin ESP 4.38%, 02/15/2031(1)	153,721
		801,439
	Ghana - 0.7%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	183,847
	Hong Kong - 0.9%
250,000	Bank of East Asia Ltd. 6.75%, 03/15/2027, (6.75% fixed rate until 03/15/2026; 1 yr. USD CMT + 2.10% thereafter)(2)(5)	249,437
	India - 0.7%
200,000	Diamond II Ltd. 7.95%, 07/28/2026(1)	198,497
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Israel - 0.2%
$ 60,000	Energian Israel Finance Ltd. 5.88%, 03/30/2031(5)	$ 52,426
	Kazakhstan - 0.7%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	176,753
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	202,606
	Macau - 1.4%
200,000	Sands China Ltd. 5.90%, 08/08/2028	194,671
200,000	Studio City Finance Ltd. 6.00%, 07/15/2025(5)	189,000
		383,671
	Mexico - 10.5%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(3)	184,329
200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	203,650
200,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 4.91% thereafter)(1)(2)(3)	208,412
191,933	FEL Energy VI Sarl 5.75%, 12/01/2040(1)	170,129
MXN 16,510,000	Grupo Televisa SAB 7.25%, 05/14/2043	638,709
$ 200,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	174,405
	Petroleos Mexicanos
660,000	5.95%, 01/28/2031	490,073
90,000	6.63%, 06/15/2035	64,254
426,000	6.70%, 02/16/2032	327,961
182,000	10.00%, 02/07/2033(1)	169,505
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	164,977
		2,796,404
	Netherlands - 0.5%
200,000	VEON Holdings BV 3.38%, 11/25/2027(1)	136,000
	Peru - 1.8%
87,000	Banco BBVA Peru SA 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 yr. USD CMT + 2.75% thereafter)(1)(2)	85,013
150,000	Banco Internacional del Peru SAA Interbank 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 1 yr. USD CMT + 3.71% thereafter)(1)(2)	137,438
400,000	Petroleos del Peru SA 5.63%, 06/19/2047(1)	268,000
		490,451
	Qatar - 0.6%
200,000	QatarEnergy 3.13%, 07/12/2041(1)	151,633
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(6)(7)	—
	Saudi Arabia - 0.8%
200,000	Gaci First Investment Co. 5.25%, 10/13/2032(5)	202,938

18

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	South Africa - 1.4%
$ 200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	$ 196,160
200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	164,822
		360,982
	South Korea - 1.5%
200,000	POSCO 5.75%, 01/17/2028(1)	202,190
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)	203,058
		405,248
	Taiwan - 0.7%
200,000	Competition Team Technologies Ltd. 4.25%, 03/12/2029(5)	188,061
	Thailand - 0.6%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(2)	171,998
	Turkey - 0.8%
200,000	Pegasus Hava Tasimaciligi AS 9.25%, 04/30/2026(1)(4)	201,800
	United Arab Emirates - 1.8%
200,000	Abu Dhabi National Energy Co. PJSC 4.00%, 10/03/2049(1)	168,256
	Galaxy Pipeline Assets Bidco Ltd.
200,000	2.63%, 03/31/2036(1)	161,736
200,000	3.25%, 09/30/2040(1)	154,940
		484,932
	United States - 0.3%
85,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 12/01/2052(5)	83,240
	Total Corporate Bonds (cost $11,463,940)	$ 10,837,983
FOREIGN GOVERNMENT OBLIGATIONS - 57.6%
	Azerbaijan - 0.5%
150,000	Republic of Azerbaijan International Bonds 5.13%, 09/01/2029(5)	$ 143,955
	Brazil - 6.5%
	Brazil Government International Bonds
130,000	5.63%, 01/07/2041	118,059
200,000	5.63%, 02/21/2047	174,592
	Brazil Notas do Tesouro Nacional
BRL 3,172,000	10.00%, 01/01/2029	655,825
2,249,000	10.00%, 01/01/2031	459,310
1,600,000	10.00%, 01/01/2033	323,016
		1,730,802
	Cameroon - 0.3%
EUR 110,000	Republic of Cameroon International Bonds 5.95%, 07/07/2032(1)	89,439
	Chile - 0.7%
$ 200,000	Chile Government International Bonds 4.34%, 03/07/2042(4)	176,487
	Colombia - 4.6%
	Colombia Government International Bonds
200,000	7.50%, 02/02/2034	201,897
330,000	8.00%, 04/20/2033(4)	346,296
	Colombia TES
COP 195,900,000	6.25%, 07/09/2036	35,916
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.6% - (continued)
	Colombia - 4.6% - (continued)
COP 580,000,000	7.00%, 03/26/2031	$ 124,082
1,124,500,000	7.00%, 06/30/2032	235,591
1,179,300,000	7.25%, 10/18/2034	242,355
241,300,000	7.25%, 10/26/2050	43,953
		1,230,090
	Costa Rica - 0.7%
$ 200,000	Costa Rica Government International Bonds 6.13%, 02/19/2031(1)	199,500
	Czech Republic - 1.7%
	Czech Republic Government Bonds
CZK 6,270,000	1.25%, 02/14/2025	270,519
4,400,000	2.40%, 09/17/2025(5)	191,272
		461,791
	Dominican Republic - 2.5%
	Dominican Republic International Bonds
$ 330,000	6.85%, 01/27/2045(1)	307,001
180,000	7.45%, 04/30/2044(1)	179,731
DOP 8,000,000	13.63%, 02/03/2033(5)	175,058
		661,790
	Egypt - 0.7%
$ 250,000	Egypt Government International Bonds 7.50%, 01/31/2027(1)	197,270
	El Salvador - 2.5%
	El Salvador Government International Bonds
51,000	5.88%, 01/30/2025(1)	46,536
183,000	6.38%, 01/18/2027(1)(4)	135,527
200,000	8.25%, 04/10/2032(1)	140,579
490,000	8.63%, 02/28/2029(1)	353,070
		675,712
	Guatemala - 0.7%
200,000	Guatemala Government Bonds 5.25%, 08/10/2029(1)	190,758
	Hungary - 3.0%
	Hungary Government Bonds
HUF 33,150,000	1.50%, 08/26/2026	76,428
22,430,000	2.25%, 04/20/2033	42,665
9,830,000	2.50%, 10/24/2024	25,495
26,780,000	4.50%, 03/23/2028	66,920
18,450,000	5.50%, 06/24/2025	48,670
	Hungary Government International Bonds
$ 450,000	6.25%, 09/22/2032(1)	461,745
60,000	7.63%, 03/29/2041	67,895
		789,818
	Indonesia - 4.9%
	Indonesia Treasury Bonds
IDR 1,979,000,000	7.00%, 05/15/2027	135,328
728,000,000	7.13%, 06/15/2042	50,885
1,035,000,000	7.50%, 08/15/2032	73,843
1,587,000,000	7.50%, 06/15/2035	114,471
3,289,000,000	7.50%, 05/15/2038	237,552
401,000,000	8.25%, 05/15/2036	30,592
1,279,000,000	8.38%, 03/15/2034	97,613
1,755,000,000	8.75%, 05/15/2031	133,808
2,328,000,000	9.00%, 03/15/2029	175,185
$ 270,000	Perusahaan Penerbit SBSN Indonesia III 4.70%, 06/06/2032(1)	268,229
		1,317,506

19

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.6% - (continued)
	Ivory Coast - 2.2%
	Ivory Coast Government International Bonds
$ 200,000	6.13%, 06/15/2033(1)	$ 179,484
EUR 480,000	6.63%, 03/22/2048(1)	396,717
		576,201
	Malaysia - 1.8%
	Malaysia Government Bonds
MYR 320,000	3.76%, 05/22/2040	68,097
977,000	3.89%, 08/15/2029	218,092
917,000	3.90%, 11/30/2026	205,854
		492,043
	Mexico - 3.5%
	Mexico Bonos
MXN 1,820,000	7.75%, 11/23/2034	100,437
6,688,200	7.75%, 11/13/2042	356,246
2,621,200	8.00%, 11/07/2047	142,592
5,780,000	8.50%, 11/18/2038	334,353
		933,628
	Nigeria - 3.0%
	Nigeria Government International Bonds
$ 250,000	6.13%, 09/28/2028(1)	215,938
400,000	6.50%, 11/28/2027(1)	356,976
250,000	9.25%, 01/21/2049(1)	216,950
		789,864
	Oman - 0.8%
210,000	Oman Government International Bonds 6.75%, 01/17/2048(1)	207,493
	Paraguay - 0.8%
200,000	Paraguay Government International Bonds 5.85%, 08/21/2033(1)	200,500
	Peru - 2.2%
	Peru Government Bonds
PEN 178,000	5.40%, 08/12/2034	44,225
855,000	6.95%, 08/12/2031	243,230
690,000	7.30%, 08/12/2033(5)	198,964
$ 94,000	Peru Government International Bonds 5.63%, 11/18/2050	95,600
		582,019
	Poland - 3.3%
	Republic of Poland Government Bonds
PLN 730,000	1.25%, 10/25/2030	139,160
480,000	2.50%, 07/25/2026	110,784
320,000	2.75%, 10/25/2029	69,510
620,000	3.25%, 07/25/2025	148,698
950,000	3.75%, 05/25/2027	224,619
	Republic of Poland Government International Bonds
$ 70,000	5.50%, 04/04/2053	71,050
120,000	5.75%, 11/16/2032	126,636
		890,457
	Romania - 2.6%
	Romania Government Bonds
RON 210,000	4.50%, 06/17/2024	46,087
480,000	4.75%, 02/24/2025	104,476
260,000	5.00%, 02/12/2029	54,239
430,000	6.70%, 02/25/2032	96,731
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.6% - (continued)
	Romania - 2.6% - (continued)
	Romanian Government International Bonds
$ 290,000	3.00%, 02/27/2027(1)	$ 263,900
140,000	6.00%, 05/25/2034(1)	139,958
		705,391
	Saudi Arabia - 1.3%
400,000	Saudi Government International Bonds 4.50%, 10/26/2046(1)	346,416
	South Africa - 3.4%
	Republic of South Africa Government Bonds
ZAR 1,581,784	6.50%, 02/28/2041	53,316
3,340,291	8.50%, 01/31/2037	144,828
1,261,394	8.75%, 01/31/2044	52,417
2,650,400	8.88%, 02/28/2035	123,244
4,453,401	9.00%, 01/31/2040	194,185
3,200,000	10.50%, 12/21/2026	186,914
$ 200,000	Republic of South Africa Government International Bonds 5.00%, 10/12/2046	140,110
		895,014
	Thailand - 0.2%
THB 1,449,000	Thailand Government Bonds 4.88%, 06/22/2029	47,883
	Turkey - 1.4%
	Turkey Government International Bonds
$ 40,000	7.38%, 02/05/2025	40,328
51,000	8.00%, 02/14/2034	51,089
280,000	9.38%, 03/14/2029	292,946
		384,363
	Ukraine - 0.6%
	Ukraine Government International Bonds
200,000	7.38%, 09/25/2034(1)(6)	59,000
360,000	7.75%, 09/01/2026(1)(6)	113,400
		172,400
	United Arab Emirates - 1.2%
440,000	Abu Dhabi Government International Bonds 3.13%, 09/30/2049(1)	320,452
	Total Foreign Government Obligations (cost $14,812,836)	$ 15,409,042
	Total Long-Term Investments (cost $26,276,776)	$ 26,247,025
SHORT-TERM INVESTMENTS - 4.9%
	Other Investment Pools & Funds - 0.2%
56,202	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(8)	$ 56,202
	Securities Lending Collateral - 4.7%
197,839	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(8)	197,839
659,465	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(8)	659,465

20

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.9% - (continued)
	Securities Lending Collateral - 4.7% - (continued)
197,840	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(8)		$ 197,840
197,840	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(8)		197,840
			1,252,984
	Total Short-Term Investments (cost $1,309,186)		$ 1,309,186
	Total Investments (cost $27,585,962)	103.1%	$ 27,556,211
	Other Assets and Liabilities	(3.1)%	(817,501)
	Total Net Assets	100.0%	$ 26,738,710
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $12,468,178, representing 46.6% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Represents entire or partial securities on loan.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $2,018,839, representing 7.6% of net assets.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	7	09/20/2023	$ 818,891	$ 4,142
U.S. Treasury Ultra Bond Future	2	09/20/2023	264,437	(379)
Total futures contracts				$ 3,763

OTC Credit Default Swap Contracts Outstanding at July 31, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	CBK	USD	270,000	(1.00%)	06/20/2028	Quarterly	$ 9,456	$ —	$ 7,026	$ (2,430)
Chile Government International Bond	MSC	USD	130,000	(1.00%)	06/20/2028	Quarterly	—	(1,298)	(2,269)	(971)
Colombia Government International Bond	CBK	USD	280,000	(1.00%)	06/20/2028	Quarterly	16,758	—	11,387	(5,371)
Panama Government International Bond	JPM	USD	130,000	(1.00%)	06/20/2028	Quarterly	280	—	(617)	(897)
Peru Government International Bond	MSC	USD	130,000	(1.00%)	06/20/2028	Quarterly	—	(1,212)	(1,734)	(522)
Republic of South Africa Government International Bond	CBK	USD	280,000	(1.00%)	06/20/2028	Quarterly	19,822	—	14,754	(5,068)
21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2023 – (continued)
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Buy protection – (continued):
Republic of South Africa Government International Bond	CBK	USD	280,000	(1.00%)	06/20/2028	Quarterly	$ 23,220	$ —	$ 14,754	$ (8,466)
Total OTC credit default swap contracts							$ 69,536	$ (2,510)	$ 43,301	$ (23,725)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,290,000	BRL	265,596	USD	CBK	09/11/2023	$ 5,164
1,370,000	BRL	280,508	USD	MSC	10/10/2023	5,822
146,210,000	CLP	182,295	USD	BOA	08/10/2023	(8,216)
161,145,500	CLP	196,807	USD	UBS	10/16/2023	(6,285)
2,820,000	CNY	410,600	USD	UBS	08/07/2023	(15,730)
4,810,000	CNY	679,811	USD	JPM	09/20/2023	(2,785)
1,550,000	CNY	218,341	USD	UBS	10/16/2023	383
1,080,910,000	COP	258,653	USD	UBS	09/05/2023	14,009
170,000	EUR	186,763	USD	BOA	09/05/2023	499
250,000	EUR	274,736	USD	BOA	09/11/2023	723
6,770,000	MXN	397,466	USD	JPM	09/11/2023	3,669
5,130,000	MXN	299,505	USD	JPM	10/10/2023	2,862
810,000	THB	23,549	USD	SSG	08/03/2023	123
3,288,200	THB	97,361	USD	CBK	08/03/2023	(1,268)
4,080,000	THB	119,894	USD	MSC	09/29/2023	(15)
512,000	TRY	18,397	USD	MSC	10/06/2023	(136)
630,000	TRY	21,123	USD	MSC	01/08/2024	(77)
1,353,000	TRY	39,429	USD	MSC	07/05/2024	(198)
9,870,000	ZAR	548,943	USD	BOA	08/15/2023	2,110
258,932	USD	1,290,000	BRL	CBK	09/11/2023	(11,828)
274,049	USD	1,370,000	BRL	UBS	10/10/2023	(12,280)
178,481	USD	146,210,000	CLP	BOA	08/10/2023	4,402
192,528	USD	161,145,500	CLP	CBK	10/16/2023	2,006
258,276	USD	1,810,000	CNY	UBS	08/07/2023	4,831
145,332	USD	1,010,000	CNY	CBK	08/07/2023	3,907
238,738	USD	1,080,910,000	COP	UBS	09/05/2023	(33,924)
182,450	USD	170,000	EUR	CBK	09/05/2023	(4,812)
269,056	USD	250,000	EUR	UBS	09/11/2023	(6,403)
174,586	USD	3,046,500	MXN	MSC	09/11/2023	(5,925)
213,505	USD	3,723,500	MXN	BOA	09/11/2023	(7,120)
59,778	USD	1,048,315	MXN	UBS	10/10/2023	(2,011)
233,092	USD	4,081,685	MXN	SSG	10/10/2023	(7,486)
119,673	USD	4,098,200	THB	MSC	08/03/2023	(91)
126,551	USD	2,467,500	ZAR	JPM	08/15/2023	(11,212)
379,709	USD	7,402,500	ZAR	SSG	08/15/2023	(33,581)
Total foreign currency contracts						$ (120,873)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 10,837,983	$ —	$ 10,837,983	$ —
Foreign Government Obligations	15,409,042	—	15,409,042	—
Short-Term Investments	1,309,186	1,309,186	—	—
Foreign Currency Contracts(2)	50,510	—	50,510	—
Futures Contracts(2)	4,142	4,142	—	—
Total	$ 27,610,863	$ 1,313,328	$ 26,297,535	$ —
Liabilities
Foreign Currency Contracts(2)	$ (171,383)	$ —	$ (171,383)	$ —
Futures Contracts(2)	(379)	(379)	—	—
Swaps - Credit Default(2)	(23,725)	—	(23,725)	—
Total	$ (195,487)	$ (379)	$ (195,108)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
23

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 88.0%
	Australia - 1.4%
5,547	Rio Tinto PLC	$ 366,644
	Belgium - 1.5%
9,076	Ageas SA	384,217
	China - 1.6%
32,300	Alibaba Group Holding Ltd.*	412,774
	France - 14.9%
4,300	Arkema SA	463,708
19,449	AXA SA	597,840
5,952	BNP Paribas SA	392,521
39,123	Carrefour SA	782,113
65,098	Orange SA	735,857
4,688	Publicis Groupe SA	377,972
12,318	Renault SA	541,026
		3,891,037
	Germany - 13.7%
1,045	Allianz SE	249,754
12,996	BASF SE	696,728
11,512	Bayer AG	673,261
11,658	Continental AG	930,771
7,021	Covestro AG*(1)	377,160
7,829	Heidelberg Materials AG	634,524
		3,562,198
	Italy - 6.2%
40,804	Eni SpA	622,949
150,075	Intesa Sanpaolo SpA	433,967
21,557	UniCredit SpA	545,829
		1,602,745
	Japan - 9.8%
13,800	Bridgestone Corp.	572,637
25,400	Dentsu, Inc.	849,919
16,600	KDDI Corp.	488,566
53,000	Panasonic Holdings Corp.	654,199
		2,565,321
	Netherlands - 3.4%
30,997	ING Groep NV	452,453
14,418	Shell PLC	436,977
		889,430
	South Africa - 1.5%
12,245	Anglo American PLC	376,555
	Spain - 2.3%
39,851	Repsol SA	608,422
	Switzerland - 3.6%
11,292	Adecco Group AG	460,198
1,521	Swatch Group AG	486,781
		946,979
	United Kingdom - 20.6%
248,548	Barclays PLC	493,196
88,927	British Land Co. PLC REIT	385,872
343,323	BT Group PLC	537,982
51,307	HSBC Holdings PLC	426,177
17,157	Imperial Brands PLC	405,342
102,413	NatWest Group PLC	321,478
182,916	Rolls-Royce Holdings PLC*	433,719
56,000	Standard Chartered PLC	537,911
282,424	Taylor Wimpey PLC	414,559
Shares or Principal Amount			Market Value†
COMMON STOCKS - 88.0% - (continued)
	United Kingdom - 20.6% - (continued)
235,865	Tesco PLC		$ 781,201
58,988	WPP PLC		644,074
			5,381,511
	United States - 7.5%
46,780	GSK PLC		832,738
7,681	Sanofi		819,444
3,009	Swiss Re AG		313,957
			1,966,139
	Total Common Stocks (cost $22,573,461)		$ 22,953,972
PREFERRED STOCKS - 6.2%
	Brazil - 3.4%
113,716	Banco Bradesco SA (Preference Shares)(2)		$ 400,636
72,375	Petroleo Brasileiro SA (Preference Shares)(2)		476,149
			876,785
	Germany - 2.8%
9,440	Henkel AG & Co. KGaA (Preference Shares)(2)		728,450
	Total Preferred Stocks (cost $1,591,138)		$ 1,605,235
	Total Long-Term Investments (cost $24,164,599)		$ 24,559,207
SHORT-TERM INVESTMENTS - 5.7%
	Other Investment Pools & Funds - 5.7%
1,499,495	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(3)		$ 1,499,495
	Total Short-Term Investments (cost $1,499,495)		$ 1,499,495
	Total Investments (cost $25,664,094)	99.9%	$ 26,058,702
	Other Assets and Liabilities	0.1%	16,499
	Total Net Assets	100.0%	$ 26,075,201
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

24

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of this security was $377,160, representing 1.4% of net assets.
(2)	Currently no rate available.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 366,644	$ —	$ 366,644	$ —
Belgium	384,217	—	384,217	—
China	412,774	—	412,774	—
France	3,891,037	—	3,891,037	—
Germany	3,562,198	—	3,562,198	—
Italy	1,602,745	—	1,602,745	—
Japan	2,565,321	—	2,565,321	—
Netherlands	889,430	—	889,430	—
South Africa	376,555	—	376,555	—
Spain	608,422	—	608,422	—
Switzerland	946,979	—	946,979	—
United Kingdom	5,381,511	—	5,381,511	—
United States	1,966,139	—	1,966,139	—
Preferred Stocks	1,605,235	876,785	728,450	—
Short-Term Investments	1,499,495	1,499,495	—	—
Total	$ 26,058,702	$ 2,376,280	$ 23,682,422	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
25

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Australia - 4.3%
312,491	Allkem Ltd.*	$ 3,128,539
517,709	ANZ Group Holdings Ltd.	8,981,819
119,905	AUB Group Ltd.	2,316,217
1,599,129	Beach Energy Ltd.	1,743,667
771,129	BHP Group Ltd.	24,006,725
518,431	Brambles Ltd.	4,904,756
529,583	Computershare Ltd.	8,931,552
470,632	Fortescue Metals Group Ltd.	6,918,632
258,961	Helia Group Ltd.	676,127
518,425	Iluka Resources Ltd.	3,580,743
52,518	Jumbo Interactive Ltd.	542,445
30,490	Lovisa Holdings Ltd.	440,784
63,714	Nick Scali Ltd.	458,717
894,630	Pilbara Minerals Ltd.	2,926,822
1,765,112	Qantas Airways Ltd.*	7,755,497
102,574	Rio Tinto Ltd.	8,122,301
193,282	Rio Tinto PLC	12,775,499
1,059,248	South32 Ltd.	2,789,207
410,157	Ventia Services Group Pty. Ltd.	799,685
108,442	Webjet Ltd.*	575,617
301,534	Woodside Energy Group Ltd.	7,772,092
		110,147,443
	Austria - 0.7%
32,357	Andritz AG	1,708,384
120,527	Erste Group Bank AG	4,555,423
156,974	OMV AG	7,072,321
75,793	Telekom Austria AG*	576,674
82,199	voestalpine AG	2,716,295
61,436	Wienerberger AG	2,017,610
		18,646,707
	Belgium - 0.7%
61,571	Ageas SA	2,606,501
113,174	KBC Group NV	8,518,017
15,091	Melexis NV	1,626,887
51,547	Solvay SA	6,190,704
		18,942,109
	Brazil - 1.1%
216,455	Alupar Investimento SA	1,333,404
361,500	BB Seguridade Participacoes SA	2,379,039
317,900	Cia de Saneamento de Minas Gerais Copasa MG	1,360,676
1,972,008	Cia Energetica de Minas Gerais ADR	5,186,381
2,022,200	Cielo SA	2,018,458
492,700	EDP - Energias do Brasil SA	2,489,157
45,187	ERO Copper Corp.*	1,086,284
306,800	Kepler Weber SA	609,221
1,186,000	Santos Brasil Participacoes SA	2,410,248
915,500	TOTVS SA	5,724,839
295,100	Transmissora Alianca de Energia Eletrica SA	2,246,598
32,373	Yara International ASA	1,322,177
		28,166,482
	Canada - 6.0%
119,529	Air Canada*	2,202,673
121,675	ARC Resources Ltd.	1,838,066
82,429	Bank of Montreal	7,659,993
132,390	Canadian National Railway Co.	16,047,638
103,104	Canadian Natural Resources Ltd.	6,269,981
50,853	CGI, Inc.*	5,167,635
7,553	Fairfax Financial Holdings Ltd.	6,025,904
69,934	Finning International, Inc.	2,408,829
46,543	George Weston Ltd.	5,359,690
134,097	Gildan Activewear, Inc.	4,170,415
143,344	Imperial Oil Ltd.(1)	7,722,411
113,374	Loblaw Cos. Ltd.	10,059,347
59,466	Magna International, Inc.	3,824,602
423,928	Manulife Financial Corp.	8,474,381
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Canada - 6.0% - (continued)
42,700	Martinrea International, Inc.	$ 478,276
78,404	Metro, Inc.	4,219,719
46,545	National Bank of Canada	3,645,522
64,383	Nuvei Corp.*(2)	2,195,657
117,597	Open Text Corp.	5,051,146
75,262	Parex Resources, Inc.	1,667,162
353,397	Quebecor, Inc. Class B	8,651,011
145,694	Rogers Communications, Inc. Class B	6,379,533
42,321	Sleep Country Canada Holdings, Inc.(2)	926,559
34,935	SSR Mining, Inc.	508,931
15,900	Stella-Jones, Inc.	807,389
203,177	Suncor Energy, Inc.	6,357,322
35,224	Teck Resources Ltd. Class B	1,564,799
71,793	Toromont Industries Ltd.	6,116,819
261,807	Toronto-Dominion Bank	17,265,185
33,612	Tourmaline Oil Corp.	1,741,966
38,664	Transcontinental, Inc. Class A	383,811
		155,192,372
	China - 5.6%
15,724,000	Agricultural Bank of China Ltd. Class H	5,719,527
2,471,400	Alibaba Group Holding Ltd.*	31,582,953
2,526,500	BAIC Motor Corp. Ltd. Class H(2)	703,378
250,900	Baidu, Inc. Class A*	4,905,292
22,153,000	Bank of China Ltd. Class H	8,216,499
2,831,000	Bank of Communications Co. Ltd. Class H	1,710,293
303,500	Beijing Enterprises Holdings Ltd.	1,207,092
920,500	BOC Hong Kong Holdings Ltd.	2,809,405
14,779,000	China Construction Bank Corp. Class H	8,614,065
1,794,500	China Merchants Bank Co. Ltd. Class H	8,923,564
32,662,000	China Tower Corp. Ltd. Class H(2)	3,692,064
1,681,000	CITIC Ltd.	1,897,554
202,300	ENN Energy Holdings Ltd.	2,458,914
1,473,000	Fu Shou Yuan International Group Ltd.	1,138,989
654,000	Greentown Management Holdings Co. Ltd.(2)	580,565
19,493,000	Industrial & Commercial Bank of China Ltd. Class H	9,518,967
4,742,000	Lenovo Group Ltd.	5,458,935
129,500	NetDragon Websoft Holdings Ltd.	257,151
389,900	NetEase, Inc.	8,492,148
59,763	PDD Holdings, Inc. ADR*	5,367,913
874,000	Ping An Insurance Group Co. of China Ltd. Class H	6,368,608
3,350,000	Postal Savings Bank of China Co. Ltd. Class H(2)	2,065,266
324,100	Tencent Holdings Ltd.	14,895,999
242,439	TI Fluid Systems PLC(2)	416,920
355,710	Vipshop Holdings Ltd. ADR*	6,698,019
		143,700,080
	Cyprus - 0.0%
115,719	Atalaya Mining PLC	490,076
	Czech Republic - 0.0%
34,413	Komercni Banka AS	1,127,034
	Denmark - 1.1%
81,183	Carlsberg AS Class B	12,175,999
216,797	Danske Bank AS	5,147,858
49,308	ISS AS	996,328
104,665	Pandora AS	10,469,841
		28,790,026
	Finland - 0.9%
29,884	Kemira Oyj	468,750
42,716	Konecranes Oyj	1,552,584
48,012	Marimekko Oyj	475,103
1,030,086	Nokia Oyj	4,049,206
728,008	Nordea Bank Abp	8,239,839
577,232	Outokumpu Oyj	2,986,397

26

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Finland - 0.9% - (continued)
85,713	TietoEVRY Oyj	$ 2,186,761
100,037	Valmet Oyj	2,653,555
		22,612,195
	France - 5.8%
23,962	Arkema SA	2,584,038
115,219	BNP Paribas SA	7,598,439
33,512	Bouygues SA	1,200,452
415,839	Bureau Veritas SA	11,420,515
274,661	Carrefour SA	5,490,784
139,266	Cie de Saint-Gobain	9,418,748
84,783	Cie Generale des Etablissements Michelin SCA	2,776,393
68,365	Edenred	4,440,332
49,761	Eiffage SA	5,177,012
116,420	Elis SA	2,405,250
316,857	Engie SA	5,198,142
18,534	Eramet SA	1,560,494
68,414	Ipsen SA	8,621,998
55,574	IPSOS	2,778,143
120,705	Legrand SA	12,101,244
296,019	Metropole Television SA	4,181,479
639,061	Orange SA	7,223,840
138,489	Publicis Groupe SA	11,165,728
227,451	Rexel SA	5,486,631
37,812	Rubis SCA	932,381
180,458	Societe Generale SA	4,907,868
476,410	TotalEnergies SE	28,945,007
3,725	Trigano SA	545,456
76,654	Verallia SA(2)	3,397,718
		149,558,092
	Georgia - 0.1%
68,559	TBC Bank Group PLC	2,190,830
	Germany - 4.0%
22,591	Aurubis AG	2,126,541
111,053	BASF SE	5,953,662
44,619	Bayerische Motoren Werke AG	5,441,286
31,030	Brenntag SE	2,407,451
72,688	Continental AG	5,803,384
105,366	Daimler Truck Holding AG	3,954,417
24,419	Deutsche Boerse AG	4,678,718
447,743	Deutsche Lufthansa AG*	4,516,052
447,370	Deutsche Telekom AG	9,753,218
26,088	Duerr AG	813,958
31,400	DWS Group GmbH & Co. KGaA(2)	1,102,354
142,049	Infineon Technologies AG	6,240,989
5,213	Krones AG	628,179
94,135	Mercedes-Benz Group AG	7,517,895
17,245	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,491,809
14,878	Salzgitter AG	515,605
90,085	SAP SE	12,288,635
347,826	Schaeffler AG	2,218,073
110,326	Siemens AG	18,804,200
42,134	Suedzucker AG	729,435
13,461	Talanx AG	824,349
19,622	Vitesco Technologies Group AG Class A*	1,678,151
		104,488,361
	Greece - 0.7%
713,854	Eurobank Ergasias Services & Holdings SA Class A*	1,247,025
60,393	Hellenic Telecommunications Organization SA	953,120
181,545	JUMBO SA	5,417,383
51,192	Mytilineos SA	2,130,394
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Greece - 0.7% - (continued)
264,196	National Bank of Greece SA*	$ 1,819,442
361,302	OPAP SA	6,354,415
		17,921,779
	Hong Kong - 0.5%
405,803	CK Asset Holdings Ltd.	2,350,034
99,000	Hang Lung Properties Ltd.	154,494
276,000	Kerry Properties Ltd.	596,702
720,000	Sino Land Co. Ltd.	883,816
185,500	Sun Hung Kai Properties Ltd.	2,329,253
280,000	Swire Pacific Ltd. Class A	2,340,586
708,800	Swire Properties Ltd.	1,778,609
668,000	Wharf Real Estate Investment Co. Ltd.	3,584,800
1,242,000	Youyuan International Holdings Ltd.*(1)(3)	—
		14,018,294
	Hungary - 0.3%
66,694	OTP Bank Nyrt	2,425,402
216,111	Richter Gedeon Nyrt	5,451,524
		7,876,926
	India - 1.7%
129,160	Bajaj Auto Ltd.	7,753,055
71,487	Dr Reddy's Laboratories Ltd.	4,904,387
26,922	eClerx Services Ltd.	563,239
571,980	HCL Technologies Ltd.	7,774,337
92,700	Hero MotoCorp Ltd.	3,614,166
73,236	Mahanagar Gas Ltd.	996,493
5,823,932	NHPC Ltd.	3,651,209
1,272,113	NMDC Ltd.	1,816,688
1,658,248	Oil & Natural Gas Corp. Ltd.	3,576,197
2,517,751	Power Grid Corp. of India Ltd.	8,151,824
149,722	Sun TV Network Ltd.	986,600
113,047	UPL Ltd.*	859,559
		44,647,754
	Indonesia - 1.2%
16,603,300	Bank Mandiri Persero Tbk PT	6,311,667
5,551,000	Bank Negara Indonesia Persero Tbk PT	3,267,888
22,886,000	Bank Rakyat Indonesia Persero Tbk PT	8,568,608
1,426,200	Matahari Department Store Tbk PT	285,618
15,077,100	Perusahaan Gas Negara Tbk PT	1,365,052
49,705,900	Telkom Indonesia Persero Tbk PT	12,246,328
		32,045,161
	Ireland - 0.9%
848,298	AIB Group PLC	3,990,108
125,832	Bank of Ireland Group PLC	1,327,629
160,584	CRH PLC	9,566,138
129,726	Kenmare Resources PLC	705,059
44,742	Ryanair Holdings PLC ADR*	4,587,397
49,525	Smurfit Kappa Group PLC	1,959,755
		22,136,086
	Israel - 0.6%
94,535	Check Point Software Technologies Ltd.*	12,498,472
196,883	Plus500 Ltd.	3,805,206
		16,303,678
	Italy - 3.1%
364,471	Anima Holding SpA(2)	1,404,373
292,335	Assicurazioni Generali SpA	6,226,887
126,278	Azimut Holding SpA	2,981,748
1,188,231	Enel SpA	8,193,086
688,792	Eni SpA	10,515,696
395,963	FinecoBank Banca Fineco SpA	6,148,212
1,995,236	Intesa Sanpaolo SpA	5,769,559
1,303,493	Italgas SpA	7,679,975
120,585	Mediobanca Banca di Credito Finanziario SpA	1,606,988
475,652	Pirelli & C SpA(1)(2)	2,535,710

27

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Italy - 3.1% - (continued)
92,478	Prysmian SpA	$ 3,687,573
93,501	RAI Way SpA(2)	532,527
182,941	Recordati Industria Chimica e Farmaceutica SpA	9,447,087
545,384	Terna - Rete Elettrica Nazionale	4,607,951
321,636	UniCredit SpA	8,143,902
		79,481,274
	Japan - 15.3%
63,200	AGC, Inc.	2,283,645
80,400	Air Water, Inc.	1,132,327
157,800	Aisin Corp.	5,127,726
1,253,000	Astellas Pharma, Inc.	18,321,801
46,100	Bank of Kyoto Ltd.	2,720,811
114,800	BIPROGY, Inc.	2,817,659
227,200	Bridgestone Corp.	9,427,754
34,100	Daido Steel Co. Ltd.	1,461,955
138,300	Dexerials Corp.	3,139,651
49,500	Dip Corp.	1,249,591
46,800	Dowa Holdings Co. Ltd.	1,511,446
47,800	Ebara Corp.	2,258,933
104,600	FCC Co. Ltd.	1,371,057
117,700	Fuji Media Holdings, Inc.	1,303,254
87,400	FUJIFILM Holdings Corp.	5,074,936
478,400	Fujikura Ltd.	3,999,989
45,200	Glory Ltd.	929,981
29,400	G-Tekt Corp.	382,748
345,900	Hachijuni Bank Ltd.	1,782,126
216,600	Honda Motor Co. Ltd.	6,905,509
25,500	Horiba Ltd.	1,504,326
66,100	Iida Group Holdings Co. Ltd.	1,159,559
1,163,600	Inpex Corp.	15,024,656
584,500	Isuzu Motors Ltd.	7,593,090
217,200	ITOCHU Corp.(1)	8,784,719
381,600	J Front Retailing Co. Ltd.	3,714,294
52,500	Japan Petroleum Exploration Co. Ltd.	1,804,445
517,500	Japan Post Bank Co. Ltd.	4,305,363
299,600	JTEKT Corp.	2,825,999
544,100	JVCKenwood Corp.	1,795,914
23,600	Kaga Electronics Co. Ltd.	1,057,186
78,100	Kamigumi Co. Ltd.	1,811,631
44,200	Kaneka Corp.	1,302,293
287,100	Kansai Electric Power Co., Inc.	3,771,713
365,900	KDDI Corp.	10,769,058
79,200	Kinden Corp.	1,092,297
548,100	Kirin Holdings Co. Ltd.	8,095,677
416,000	Kobe Steel Ltd.	4,549,930
122,400	Koei Tecmo Holdings Co. Ltd.	2,094,403
197,600	Komatsu Ltd.	5,535,652
26,400	Komeri Co. Ltd.	553,354
301,500	Kuraray Co. Ltd.	3,033,858
45,600	Kyudenko Corp.	1,315,033
36,700	Makino Milling Machine Co. Ltd.	1,471,361
429,100	Marubeni Corp.	7,597,213
860,800	Mazda Motor Corp.	8,539,557
147,000	Meitec Corp.	2,679,855
873,900	Mitsubishi Chemical Group Corp.	5,227,518
125,700	Mitsubishi Corp.	6,431,623
1,935,700	Mitsubishi Motors Corp.	7,817,375
2,279,500	Mitsubishi UFJ Financial Group, Inc.	18,355,099
190,500	Mitsui & Co. Ltd.	7,435,230
17,000	Mitsui-Soko Holdings Co. Ltd.	433,553
944,100	Mizuho Financial Group, Inc.	16,017,000
119,400	NHK Spring Co. Ltd.	956,714
10,868	Nichirin Co. Ltd.	221,731
76,900	Nippon Electric Glass Co. Ltd.	1,396,785
41,000	NIPPON EXPRESS HOLDINGS, Inc.	2,403,879
29,400	Nippon Shokubai Co. Ltd.	1,131,802
183,200	Nippon Steel Corp.	4,187,286
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Japan - 15.3% - (continued)
7,865,000	Nippon Telegraph & Telephone Corp.	$ 9,018,937
306,800	Niterra Co. Ltd.	6,487,292
22,200	Nitta Corp.	507,141
102,500	NOK Corp.	1,543,390
12,400	Noritake Co. Ltd.	483,563
24,200	NS Solutions Corp.	635,144
595,700	Oji Holdings Corp.	2,352,001
145,400	Otsuka Holdings Co. Ltd.	5,345,966
472,400	Panasonic Holdings Corp.	5,831,014
198,500	Press Kogyo Co. Ltd.	889,239
308,900	Renesas Electronics Corp.*	5,959,863
106,300	Sanwa Holdings Corp.	1,445,694
288,900	SCSK Corp.	4,802,977
190,200	Seiko Epson Corp.	3,123,409
985,200	Seven Bank Ltd.	2,139,824
43,000	Sintokogio Ltd.	316,492
70,400	Sojitz Corp.	1,671,455
389,300	Subaru Corp.	7,378,624
307,400	Sumitomo Corp.	6,594,615
131,500	Sumitomo Electric Industries Ltd.	1,686,088
233,300	Sumitomo Forestry Co. Ltd.	5,629,506
363,600	Sumitomo Mitsui Financial Group, Inc.	17,035,259
280,800	Sumitomo Rubber Industries Ltd.	2,871,169
22,900	Sumitomo Seika Chemicals Co. Ltd.	749,806
67,200	Suntory Beverage & Food Ltd.	2,392,119
142,900	Suzuki Motor Corp.	5,739,659
107,100	Toagosei Co. Ltd.	1,015,790
41,700	Tokai Rika Co. Ltd.	659,791
124,700	Tokyo Steel Manufacturing Co. Ltd.	1,508,480
85,600	TOPPAN, Inc.	2,014,897
112,300	Toyoda Gosei Co. Ltd.	2,396,963
77,100	Toyota Boshoku Corp.	1,406,684
125,800	Toyota Tsusho Corp.	7,359,949
34,400	Tsubakimoto Chain Co.	917,171
20,200	Tv Tokyo Holdings Corp.	492,715
63,200	UBE Corp.	1,153,536
92,000	Wakita & Co. Ltd.	831,199
319,700	Yamaha Motor Co. Ltd.	9,376,449
37,100	Yamato Kogyo Co. Ltd.	1,774,094
57,300	Yokohama Rubber Co. Ltd.	1,284,864
35,100	Zenkoku Hosho Co. Ltd.	1,232,166
		395,055,924
	Luxembourg - 0.2%
43,985	APERAM SA	1,388,125
125,852	ArcelorMittal SA	3,639,863
27,619	RTL Group SA	1,193,005
		6,220,993
	Malaysia - 0.1%
176,700	Carlsberg Brewery Malaysia Bhd Class B	822,954
169,300	Heineken Malaysia Bhd	981,482
944,900	RHB Bank Bhd	1,192,915
		2,997,351
	Mexico - 2.3%
665,800	Arca Continental SAB de CV	6,680,266
2,641,701	Bolsa Mexicana de Valores SAB de CV	5,600,501
70,320	Coca-Cola Femsa SAB de CV ADR	5,929,382
2,031,400	Concentradora Fibra Danhos SA de CV REIT	2,662,838
36,642	Fomento Economico Mexicano SAB de CV ADR	4,149,707
564,700	Grupo Aeroportuario del Centro Norte SAB de CV	6,365,648
35,156	Grupo Aeroportuario del Pacifico SAB de CV ADR	6,692,296
23,934	Grupo Aeroportuario del Sureste SAB de CV ADR	6,773,083
631,400	Grupo Financiero Banorte SAB de CV Class O	5,987,082
505,125	Grupo Financiero Inbursa SAB de CV Class O*	1,230,158
3,202,799	Kimberly-Clark de Mexico SAB de CV Class A	7,553,212

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Mexico - 2.3% - (continued)
83,680	Promotora y Operadora de Infraestructura SAB de CV	$ 870,432
2	Urbi Desarrollos Urbanos SAB de CV*	1
		60,494,606
	Netherlands - 3.5%
374,884	ABN AMRO Bank NV GDR(2)	6,374,229
56,879	AMG Critical Materials NV	2,325,497
184,646	ASR Nederland NV	8,369,894
42,442	Euronext NV(2)	3,230,417
98,478	Heineken NV(1)	9,639,171
451,709	ING Groep NV	6,593,444
77,260	Koninklijke Ahold Delhaize NV	2,663,045
3,581,259	Koninklijke KPN NV	12,957,911
50,841	Koninklijke Vopak NV	1,916,798
148,015	NN Group NV	5,674,144
1,006,555	Shell PLC	30,669,789
		90,414,339
	Norway - 1.0%
38,914	Aker BP ASA	1,090,081
359,457	DNB Bank ASA	7,407,504
490,170	Equinor ASA	14,993,552
203,002	Europris ASA(2)	1,231,527
90,542	Hoegh Autoliners ASA	523,953
92,314	Wallenius Wilhelmsen ASA	640,997
		25,887,614
	Poland - 0.5%
370,493	InPost SA*	4,427,322
268,236	ORLEN SA	4,780,919
145,447	Powszechna Kasa Oszczednosci Bank Polski SA	1,475,708
221,025	Powszechny Zaklad Ubezpieczen SA	2,235,214
6,611	Santander Bank Polska SA*	655,888
		13,575,051
	Portugal - 0.3%
548,433	Galp Energia SGPS SA	7,288,462
	Russia - 0.0%
19,959,800	RusHydro PJSC(3)	—
	Singapore - 2.6%
633,200	DBS Group Holdings Ltd.	16,334,685
1,581,200	Oversea-Chinese Banking Corp. Ltd.	15,824,256
1,084,400	Sheng Siong Group Ltd.	1,337,616
5,549,100	Singapore Telecommunications Ltd.	11,131,855
133,419	STMicroelectronics NV	7,136,096
524,200	United Overseas Bank Ltd.	11,890,681
712,100	UOL Group Ltd.	3,767,846
		67,423,035
	South Africa - 1.0%
771,860	AVI Ltd.	3,074,726
370,358	Gold Fields Ltd. ADR	5,729,438
74,534	Kumba Iron Ore Ltd.(1)	2,044,548
406,288	Mr Price Group Ltd.	3,576,993
597,226	Sappi Ltd.	1,285,704
681,595	Truworths International Ltd.	2,736,099
1,265,582	Vodacom Group Ltd.	8,356,665
		26,804,173
	South Korea - 4.6%
24,514	AfreecaTV Co. Ltd.	1,404,534
30,450	Asia Paper Manufacturing Co. Ltd.	927,108
4,478	CJ CheilJedang Corp.	983,011
26,282	Coway Co. Ltd.	844,603
52,812	DB HiTek Co. Ltd.	2,447,031
22,676	DB Insurance Co. Ltd.	1,340,840
8,346	Dentium Co. Ltd.	941,229
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	South Korea - 4.6% - (continued)
49,396	DL E&C Co. Ltd.	$ 1,186,018
54,377	Doosan Bobcat, Inc.	2,494,354
5,772	GOLFZON Co. Ltd.	437,510
33,737	HAESUNG DS Co. Ltd.	2,038,177
219,285	Hana Financial Group, Inc.	6,757,376
18,238	Handsome Co. Ltd.	296,485
246,139	HD Hyundai Infracore Co. Ltd.	2,380,654
24,344	HL Mando Co. Ltd.	881,636
27,797	Hyundai Department Store Co. Ltd.	1,208,145
130,571	Hyundai Engineering & Construction Co. Ltd.	3,832,173
19,381	Hyundai Glovis Co. Ltd.	2,650,121
43,218	Hyundai Steel Co.	1,225,190
25,254	Hyundai Wia Corp.	1,251,199
184,682	KB Financial Group, Inc.	7,396,772
39,089	KH Vatec Co. Ltd.	575,638
109,707	Kia Corp.	7,119,908
99,478	KT Corp.	2,303,663
59,066	KT Skylife Co. Ltd.	281,819
109,986	LG Electronics, Inc.	9,362,158
198,506	LG Uplus Corp.	1,558,064
6,389	Lotte Chilsung Beverage Co. Ltd.	613,387
37,058	LOTTE Fine Chemical Co. Ltd.	1,883,981
13,018	LS Electric Co. Ltd.	1,078,992
14,914	LX Semicon Co. Ltd.	1,197,814
11,168	NEXTIN, Inc.	750,592
448,872	Pan Ocean Co. Ltd.	1,683,169
585,378	Samsung Electronics Co. Ltd.	32,050,984
40,661	Samsung Engineering Co. Ltd.*	1,179,455
13,000	Samsung Fire & Marine Insurance Co. Ltd.	2,484,905
38,361	Samsung Life Insurance Co. Ltd.	2,098,662
17,017	SFA Engineering Corp.	491,486
63,918	SK Hynix, Inc.	6,190,137
21,328	S-Oil Corp.	1,253,748
4,748	Soulbrain Co. Ltd.	1,015,806
33,733	Wonik QnC Corp.	784,341
23,799	Youngone Corp.	1,078,366
		119,961,241
	Spain - 2.4%
276,630	Acerinox SA	2,912,196
43,610	Aena SME SA(2)	6,964,174
119,821	Atresmedia Corp. de Medios de Comunicacion SA	496,686
1,016,857	Banco Bilbao Vizcaya Argentaria SA	8,059,989
1,842,992	Banco Santander SA	7,468,322
1,844,613	CaixaBank SA	7,461,829
53,723	CIE Automotive SA	1,683,710
108,464	Indra Sistemas SA	1,577,460
413,504	Industria de Diseno Textil SA	15,828,031
661,390	Repsol SA	10,097,719
		62,550,116
	Sweden - 2.2%
217,212	Assa Abloy AB Class B	5,222,403
75,278	Boliden AB	2,213,869
213,237	Essity AB Class B	5,287,485
25,153	Evolution AB(2)	3,101,681
27,887	Loomis AB	813,535
65,440	NCC AB Class B	704,715
475,621	Securitas AB Class B	4,048,378
681,549	Skandinaviska Enskilda Banken AB Class A	8,261,894
198,019	SKF AB Class B	3,772,742
405,184	SSAB AB	2,571,073
889,197	Stillfront Group AB*	1,645,568
581,012	Svenska Handelsbanken AB Class A	5,101,261
424,583	Swedbank AB Class A	7,787,569
324,044	Volvo AB Class B	7,147,962
		57,680,135

29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Switzerland - 2.3%
17,546	Baloise Holding AG	$ 2,715,925
81,143	Mobilezone Holding AG	1,352,321
310,768	Novartis AG	32,536,519
16,739	Swisscom AG	10,764,107
531,638	UBS Group AG	11,796,447
		59,165,319
	Taiwan - 3.6%
504,000	ASE Technology Holding Co. Ltd.	1,844,680
347,330	Bizlink Holding, Inc.	3,348,688
494,000	Catcher Technology Co. Ltd.	2,731,683
598,000	Chicony Electronics Co. Ltd.	1,992,096
274,000	Chroma ATE, Inc.	2,413,543
294,000	Globalwafers Co. Ltd.	4,818,146
872,000	Gold Circuit Electronics Ltd.	4,726,502
1,126,000	King Yuan Electronics Co. Ltd.	2,262,630
118,000	Lotes Co. Ltd.	2,811,608
370,000	Makalot Industrial Co. Ltd.	3,675,911
326,000	MediaTek, Inc.	7,173,601
186,000	Nien Made Enterprise Co. Ltd.	1,928,066
943,000	Novatek Microelectronics Corp.	12,752,690
335,000	Realtek Semiconductor Corp.	4,600,931
191,000	Simplo Technology Co. Ltd.	1,869,525
245,000	Sino-American Silicon Products, Inc.	1,339,653
1,775,000	Taiwan Semiconductor Manufacturing Co. Ltd.	32,052,238
		92,342,191
	Thailand - 0.8%
1,177,000	Bangchak Corp. PCL NVDR	1,317,099
1,490,900	Bangkok Bank PCL NVDR	7,474,417
1,841,800	Kasikornbank PCL NVDR	6,788,585
6,442,700	Krung Thai Bank PCL NVDR	3,861,715
3,943,700	TTW PCL NVDR	1,002,379
		20,444,195
	United Kingdom - 13.1%
38,810	4imprint Group PLC	2,208,931
114,749	Ashtead Group PLC	8,489,566
150,353	AstraZeneca PLC	21,602,147
246,709	B&M European Value Retail SA	1,752,352
3,849,299	Barclays PLC	7,638,207
730,966	Barratt Developments PLC	4,278,788
1,025,512	Beazley PLC	7,225,403
18,180	Bellway PLC	516,976
2,054,079	BP PLC	12,744,426
463,882	Britvic PLC	5,149,025
3,084,575	BT Group PLC	4,833,483
254,308	Bunzl PLC	9,426,667
401,572	Burberry Group PLC	11,462,966
325,944	Central Asia Metals PLC	767,999
6,271,858	Centrica PLC	11,114,675
2,050,575	Coats Group PLC	1,842,123
44,612	DCC PLC	2,582,978
347,000	Diageo PLC	15,143,864
668,910	Direct Line Insurance Group PLC	1,291,700
747,213	Drax Group PLC	5,799,641
1,068,376	DS Smith PLC	4,247,700
147,109	Dunelm Group PLC	2,171,111
122,938	Gamma Communications PLC	1,753,891
65,067	Global Ship Lease, Inc. Class A	1,396,338
531,597	Hargreaves Lansdown PLC	5,816,308
348,746	Howden Joinery Group PLC	3,302,260
3,358,402	HSBC Holdings PLC	27,968,943
1,131,134	IG Group Holdings PLC	10,278,147
179,882	IMI PLC	3,760,867
363,408	Inchcape PLC	3,821,965
185,385	InterContinental Hotels Group PLC	13,701,285
3,598,433	ITV PLC	3,341,803
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	United Kingdom - 13.1% - (continued)
127,474	Lancashire Holdings Ltd.	$ 975,677
114,730	Liontrust Asset Management PLC	951,668
12,770,176	Lloyds Banking Group PLC	7,377,934
1,820,748	Man Group PLC	5,581,668
492,610	Mitie Group PLC	642,609
1,107,134	Moneysupermarket.com Group PLC	3,898,784
2,163,255	NatWest Group PLC	6,790,540
140,032	Next 15 Group PLC	1,141,158
147,492	Next PLC	13,339,293
110,957	Norcros PLC	231,394
501,587	Pagegroup PLC	2,872,181
101,995	Rathbones Group PLC	2,359,707
226,474	Reckitt Benckiser Group PLC	16,965,631
104,518	Redde Northgate PLC	461,418
48,690	Spectris PLC	2,197,259
189,225	Spirent Communications PLC	411,254
783,619	Standard Chartered PLC	7,527,088
186,886	Subsea 7 SA	2,511,589
4,200,792	Taylor Wimpey PLC	6,166,171
505,662	Unilever PLC	27,170,683
471,498	United Utilities Group PLC	6,046,276
105,777	Vistry Group PLC	1,072,871
287,929	WPP PLC	3,143,819
77,041	YouGov PLC	959,044
		338,228,251
	United States - 3.6%
98,068	BRP, Inc.	9,021,825
122,475	Genpact Ltd.	4,420,123
800,514	GSK PLC	14,250,071
33,958	Inmode Ltd.*	1,457,138
818,000	JS Global Lifestyle Co. Ltd.*(1)(2)	145,720
93,052	Nestle SA	11,400,650
24,427	Roche Holding AG	7,573,624
225,233	Sanofi	24,028,875
32,720	SharkNinja, Inc.*	1,384,383
517,423	Stellantis NV	10,616,424
474,540	Tenaris SA	7,885,679
		92,184,512
	Total Common Stocks (cost $2,252,300,880)	$ 2,557,200,267
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
2,102,553	Cia de Saneamento do Parana (Preference Shares)(4)	$ 1,871,900
235,100	Randon SA Implementos e Participacoes (Preference Shares)(4)	618,482
	Total Preferred Stocks (cost $3,169,789)	$ 2,490,382
	Total Long-Term Investments (cost $2,255,470,669)	$ 2,559,690,649
SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.4%
35,975,760	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(5)	$ 35,975,760
	Securities Lending Collateral - 0.5%
1,980,576	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)	1,980,576
6,601,921	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)	6,601,921

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.9% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
1,980,576	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(5)		$ 1,980,576
1,980,576	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(5)		1,980,576
			12,543,649
	Total Short-Term Investments (cost $48,519,409)		$ 48,519,409
	Total Investments (cost $2,303,990,078)	100.7%	$ 2,608,210,058
	Other Assets and Liabilities	(0.7)%	(17,787,152)
	Total Net Assets	100.0%	$ 2,590,422,906
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $40,600,839, representing 1.6% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	132	09/15/2023	$ 14,558,280	$ 92,962
Total futures contracts				$ 92,962

Foreign Currency Contracts Outstanding at July 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,352,400	GBP	14,584,497	USD	JPM	08/23/2023	$ (13,585)
87,011,215	USD	66,992,100	GBP	UBS	08/23/2023	1,026,223
Total foreign currency contracts						$ 1,012,638
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 110,147,443	$ —	$ 110,147,443	$ —
Austria	18,646,707	576,674	18,070,033	—
Belgium	18,942,109	—	18,942,109	—
Brazil	28,166,482	26,844,305	1,322,177	—
Canada	155,192,372	155,192,372	—	—
China	143,700,080	12,482,852	131,217,228	—
Cyprus	490,076	490,076	—	—
Czech Republic	1,127,034	—	1,127,034	—
Denmark	28,790,026	—	28,790,026	—
Finland	22,612,195	475,103	22,137,092	—
France	149,558,092	—	149,558,092	—
Georgia	2,190,830	2,190,830	—	—
Germany	104,488,361	—	104,488,361	—
Greece	17,921,779	5,417,383	12,504,396	—
Hong Kong	14,018,294	—	14,018,294	—
Hungary	7,876,926	5,451,524	2,425,402	—
India	44,647,754	—	44,647,754	—
Indonesia	32,045,161	285,618	31,759,543	—
Ireland	22,136,086	22,136,086	—	—
Israel	16,303,678	16,303,678	—	—
Italy	79,481,274	532,527	78,948,747	—
Japan	395,055,924	—	395,055,924	—
Luxembourg	6,220,993	—	6,220,993	—
Malaysia	2,997,351	1,804,436	1,192,915	—
Mexico	60,494,606	60,494,605	1	—
Netherlands	90,414,339	—	90,414,339	—
Norway	25,887,614	523,953	25,363,661	—
Poland	13,575,051	—	13,575,051	—
Portugal	7,288,462	—	7,288,462	—
Russia	—	—	—	—
Singapore	67,423,035	—	67,423,035	—
South Africa	26,804,173	13,328,234	13,475,939	—
South Korea	119,961,241	—	119,961,241	—
Spain	62,550,116	—	62,550,116	—
Sweden	57,680,135	—	57,680,135	—
Switzerland	59,165,319	—	59,165,319	—
Taiwan	92,342,191	—	92,342,191	—
Thailand	20,444,195	1,002,379	19,441,816	—
United Kingdom	338,228,251	20,877,941	317,350,310	—
United States	92,184,512	16,283,469	75,901,043	—
Preferred Stocks	2,490,382	2,490,382	—	—
Short-Term Investments	48,519,409	48,519,409	—	—
Foreign Currency Contracts(2)	1,026,223	—	1,026,223	—
Futures Contracts(2)	92,962	92,962	—	—
Total	$ 2,609,329,243	$ 413,796,798	$ 2,195,532,445	$ —
Liabilities
Foreign Currency Contracts(2)	$ (13,585)	$ —	$ (13,585)	$ —
Total	$ (13,585)	$ —	$ (13,585)	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2023 is not presented.
32

Hartford Schroders International Stock Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Austria - 1.8%
2,572,554	Erste Group Bank AG	$ 97,231,920
	Brazil - 3.5%
26,287,866	B3 SA - Brasil Bolsa Balcao	82,831,447
79,465	MercadoLibre, Inc.*	98,381,643
		181,213,090
	China - 4.7%
5,741,500	Alibaba Group Holding Ltd.*	73,372,794
1,777,369	Contemporary Amperex Technology Co. Ltd. Class A	59,259,180
2,482,000	Tencent Holdings Ltd.	114,075,501
		246,707,475
	Denmark - 4.5%
879,954	Novo Nordisk AS Class B	141,894,512
3,450,353	Vestas Wind Systems AS*	92,284,725
		234,179,237
	France - 4.9%
4,275,087	Carrefour SA	85,463,826
524,235	EssilorLuxottica SA	105,463,074
653,052	Legrand SA	65,471,533
		256,398,433
	Germany - 7.4%
2,774,910	Infineon Technologies AG	121,916,958
972,935	SAP SE	132,719,577
794,468	Siemens AG	135,410,832
		390,047,367
	Hong Kong - 2.6%
13,413,600	AIA Group Ltd.	134,199,522
	India - 2.4%
6,239,054	HDFC Bank Ltd.	125,255,788
	Italy - 1.7%
5,672,357	FinecoBank Banca Fineco SpA	88,076,037
	Japan - 12.1%
2,599,400	Bridgestone Corp.	107,863,127
3,226,000	KDDI Corp.	94,946,657
219,000	Keyence Corp.	98,274,488
12,640,400	Mitsubishi UFJ Financial Group, Inc.	101,783,635
2,320,800	Recruit Holdings Co. Ltd.	80,382,413
138,700	SMC Corp.	72,479,482
2,317,500	Terumo Corp.	75,895,966
		631,625,768
	Netherlands - 5.5%
202,059	ASML Holding NV	144,728,553
4,708,725	Shell PLC	144,844,486
		289,573,039
	South Korea - 3.3%
3,143,314	Samsung Electronics Co. Ltd.	172,104,702
	Spain - 1.8%
7,723,667	Iberdrola SA	96,403,186
	Sweden - 2.1%
3,392,601	Nibe Industrier AB Class B	30,559,740
9,011,696	Svenska Handelsbanken AB Class A	79,122,307
		109,682,047
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.1% - (continued)
	Switzerland - 4.0%
8,645	Chocoladefabriken Lindt & Spruengli AG		$ 105,730,344
178,733	Lonza Group AG		103,850,290
			209,580,634
	Taiwan - 3.5%
10,032,000	Taiwan Semiconductor Manufacturing Co. Ltd.		181,153,832
	United Kingdom - 13.9%
841,184	AstraZeneca PLC		120,858,119
2,395,043	Bunzl PLC		88,779,244
2,887,060	Burberry Group PLC		82,411,802
2,713,118	Diageo PLC		118,406,597
6,226,632	National Grid PLC		82,532,842
1,471,045	Reckitt Benckiser Group PLC		110,198,996
3,676,794	RELX PLC		123,748,777
			726,936,377
	United States - 16.4%
33,037	Booking Holdings, Inc.*		98,146,320
5,479,568	GSK PLC		97,542,620
242,819	Lululemon Athletica, Inc.*		91,914,276
1,267,943	Nestle SA		155,347,270
450,870	Roche Holding AG		139,792,848
1,272,007	Sanofi		135,703,457
789,646	Schneider Electric SE		140,850,757
			859,297,548
	Total Common Stocks (cost $4,558,572,835)		$ 5,029,666,002
PREFERRED STOCKS - 1.9%
	Germany - 1.9%
820,782	Dr Ing hc F Porsche AG (Preference Shares)(1)(2)		$ 100,367,406
	Total Preferred Stocks (cost $73,346,136)		$ 100,367,406
	Total Long-Term Investments (cost $4,631,918,971)		$ 5,130,033,408
SHORT-TERM INVESTMENTS - 1.6%
	Other Investment Pools & Funds - 1.6%
85,309,056	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(3)		$ 85,309,056
	Total Short-Term Investments (cost $85,309,056)		$ 85,309,056
	Total Investments (cost $4,717,228,027)	99.6%	$ 5,215,342,464
	Other Assets and Liabilities	0.4%	21,292,692
	Total Net Assets	100.0%	$ 5,236,635,156
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

33

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of this security was $100,367,406, representing 1.9% of net assets.
(2)	Currently no rate available.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 97,231,920	$ —	$ 97,231,920	$ —
Brazil	181,213,090	181,213,090	—	—
China	246,707,475	—	246,707,475	—
Denmark	234,179,237	—	234,179,237	—
France	256,398,433	—	256,398,433	—
Germany	390,047,367	—	390,047,367	—
Hong Kong	134,199,522	—	134,199,522	—
India	125,255,788	—	125,255,788	—
Italy	88,076,037	—	88,076,037	—
Japan	631,625,768	—	631,625,768	—
Netherlands	289,573,039	—	289,573,039	—
South Korea	172,104,702	—	172,104,702	—
Spain	96,403,186	—	96,403,186	—
Sweden	109,682,047	—	109,682,047	—
Switzerland	209,580,634	—	209,580,634	—
Taiwan	181,153,832	—	181,153,832	—
United Kingdom	726,936,377	—	726,936,377	—
United States	859,297,548	190,060,596	669,236,952	—
Preferred Stocks	100,367,406	—	100,367,406	—
Short-Term Investments	85,309,056	85,309,056	—	—
Total	$ 5,215,342,464	$ 456,582,742	$ 4,758,759,722	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
34

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
	Other Asset-Backed Securities - 1.6%
$ 486,000	Cedar Funding VI CLO Ltd. 6.64%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	$ 477,760
498,974	Dewolf Park CLO Ltd. 6.49%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	494,350
548,856	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.50%, 11/20/2030, 3 mo. USD Term SOFR + 1.17%(1)(2)	545,276
787,769	Madison Park Funding XVIII Ltd. 6.54%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	782,316
588,645	Madison Park Funding XXVI Ltd. 6.83%, 07/29/2030, 3 mo. USD LIBOR + 1.20%(1)(2)	585,762
235,634	Octagon Investment Partners 30 Ltd. 6.59%, 03/17/2030, 3 mo. USD Term SOFR + 1.26%(1)(2)	234,467
		3,119,931
	Whole Loan Collateral CMO - 0.0%
	Towd Point Mortgage Trust
2,664	2.75%, 04/25/2057(1)(3)	2,638
36,765	2.75%, 06/25/2057(1)(3)	34,617
34,547	2.75%, 07/25/2057(1)(3)	33,586
		70,841
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,220,258)	$ 3,190,772
CORPORATE BONDS - 39.0%
	Auto Manufacturers - 0.9%
636,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	$ 566,636
1,325,000	Hyundai Capital America 1.50%, 06/15/2026(1)	1,177,845
		1,744,481
	Auto Parts & Equipment - 1.1%
	Magna International, Inc.
53,000	4.15%, 10/01/2025	51,439
1,241,000	5.98%, 03/21/2026	1,243,467
967,000	Tyco Electronics Group SA 2.50%, 02/04/2032	807,952
		2,102,858
	Beverages - 0.9%
1,417,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	1,403,177
433,000	JDE Peet's NV 1.38%, 01/15/2027(1)	377,303
		1,780,480
	Biotechnology - 0.5%
1,078,000	Amgen, Inc. 5.25%, 03/02/2030	1,084,179
	Commercial Banks - 11.8%
	Bank of America Corp.
1,061,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	878,152
822,000	3.25%, 10/21/2027	770,916
512,000	3.50%, 04/19/2026	491,265
829,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	714,280
253,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 6 mo. USD SOFR + 2.16% thereafter)(4)	246,887
434,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	428,654
285,000	Bank of Ireland Group PLC 4.50%, 11/25/2023(1)	282,610
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.0% - (continued)
	Commercial Banks - 11.8% - (continued)
	Barclays PLC
$ 1,336,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 yr. USD CMT + 2.90% thereafter)(4)	$ 1,073,983
444,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(4)	455,673
300,000	BNP Paribas SA 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(4)	280,314
	Citigroup, Inc.
1,526,000	3.20%, 10/21/2026	1,429,911
56,000	4.30%, 11/20/2026	53,761
	Goldman Sachs Group, Inc.
396,000	2.64%, 02/24/2028, (2.64% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.11% thereafter)(4)	358,327
1,227,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(4)	1,186,770
894,000	JP Morgan Chase & Co. 1.58%, 04/22/2027, (1.58% fixed rate until 04/22/2026; 6 mo. USD SOFR + 0.89% thereafter)(4)	804,674
	Lloyds Banking Group PLC
1,745,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	1,549,669
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 1 yr. USD CMT + 1.00% thereafter)(4)	264,641
555,000	3.75%, 03/18/2028, (3.75% fixed rate until 03/18/2027; 1 yr. USD CMT + 1.80% thereafter)(4)	515,868
828,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	725,222
	Morgan Stanley
841,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(4)	800,804
1,090,000	3.63%, 01/20/2027	1,032,788
640,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	638,077
	NatWest Group PLC
1,262,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	1,136,955
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	290,775
726,000	PNC Financial Services Group, Inc. 5.58%, 06/12/2029, (5.58% fixed rate until 06/12/2028; 6 mo. USD SOFR + 1.84% thereafter)(4)	726,841
	Santander U.K. Group Holdings PLC
400,000	1.09%, 03/15/2025, (1.09% fixed rate until 03/15/2024; 6 mo. USD SOFR + 0.79% thereafter)(4)	385,179
1,205,000	1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	1,054,273
	U.S. Bancorp
597,000	5.78%, 06/12/2029, (5.78% fixed rate until 06/12/2028; 2 mo. USD SOFR + 2.02% thereafter)(4)	598,821

35

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.0% - (continued)
	Commercial Banks - 11.8% - (continued)
$ 479,000	5.84%, 06/12/2034, (5.84% fixed rate until 06/10/2033; 6 mo. USD SOFR + 2.26% thereafter)(4)	$ 485,342
386,000	UniCredit SpA 3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 1 yr. USD CMT + 1.55% thereafter)(1)(4)	309,402
	Wells Fargo & Co.
1,831,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	1,637,029
117,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(4)	109,275
527,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(4)	513,641
106,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(4)	105,087
1,117,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(4)	1,122,050
		23,457,916
	Commercial Services - 0.5%
54,000	Moody's Corp. 4.88%, 02/15/2024	53,614
282,000	Quanta Services, Inc. 0.95%, 10/01/2024	266,231
697,000	S&P Global, Inc. 2.70%, 03/01/2029	627,356
		947,201
	Diversified Financial Services - 1.2%
1,118,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	916,470
879,000	Ally Financial, Inc. 2.20%, 11/02/2028	714,967
855,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(4)	736,274
		2,367,711
	Electric - 3.1%
863,000	AES Corp. 5.45%, 06/01/2028	854,678
	Enel Finance International NV
1,339,000	1.88%, 07/12/2028(1)	1,133,239
280,000	4.63%, 06/15/2027(1)	271,731
531,000	7.50%, 10/14/2032(1)	591,704
717,000	Pacific Gas & Electric Co. 6.15%, 01/15/2033	707,256
1,827,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	1,441,272
559,000	Sempra 3.70%, 04/01/2029	514,058
643,000	Southern California Edison Co. 5.30%, 03/01/2028	646,676
		6,160,614
	Entertainment - 0.3%
	Warnermedia Holdings, Inc.
380,000	3.76%, 03/15/2027	355,526
381,000	5.05%, 03/15/2042	316,909
		672,435
	Environmental Control - 1.4%
1,309,000	Republic Services, Inc. 2.38%, 03/15/2033	1,050,050
1,737,000	Waste Management, Inc. 4.63%, 02/15/2030	1,712,764
		2,762,814
	Healthcare - Products - 0.0%
39,000	Boston Scientific Corp. 3.45%, 03/01/2024	38,471
	Healthcare - Services - 0.4%
531,000	CommonSpirit Health 3.35%, 10/01/2029	470,983
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.0% - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 11,000	Elevance Health, Inc. 4.10%, 03/01/2028	$ 10,580
335,000	Humana, Inc. 3.70%, 03/23/2029	309,962
		791,525
	Household Products - 0.2%
326,000	Kenvue, Inc. 5.35%, 03/22/2026(1)	328,355
	Insurance - 1.5%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,140
513,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	482,778
701,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	596,693
100,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	94,835
877,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	815,246
325,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	322,305
624,000	Willis North America, Inc. 4.65%, 06/15/2027	604,949
		2,918,946
	IT Services - 0.3%
859,000	Dell International LLC/EMC Corp. 3.38%, 12/15/2041(1)	610,015
	Media - 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,199,000	2.25%, 01/15/2029	993,437
1,038,000	3.50%, 06/01/2041	699,000
36,000	Discovery Communications LLC 3.63%, 05/15/2030	31,669
		1,724,106
	Mining - 0.7%
831,000	Anglo American Capital PLC 2.25%, 03/17/2028(1)	718,195
943,000	Yamana Gold, Inc. 2.63%, 08/15/2031	726,943
		1,445,138
	Oil & Gas - 1.1%
178,000	Cenovus Energy, Inc. 6.75%, 11/15/2039	186,921
766,000	Ovintiv, Inc. 5.65%, 05/15/2028	759,125
	Phillips 66 Co.
524,000	3.75%, 03/01/2028	491,587
756,000	4.95%, 12/01/2027	751,598
		2,189,231
	Pharmaceuticals - 2.1%
	AbbVie, Inc.
778,000	3.20%, 11/21/2029	704,105
108,000	3.85%, 06/15/2024	106,352
42,000	Becton Dickinson & Co. 3.73%, 12/15/2024	40,969
1,919,000	Cigna Group 5.69%, 03/15/2026	1,919,922
	CVS Health Corp.
41,000	4.30%, 03/25/2028	39,683
1,266,000	5.13%, 02/21/2030	1,258,111
		4,069,142
	Pipelines - 1.8%
676,000	Enbridge, Inc. 5.70%, 03/08/2033	685,135
354,000	MPLX LP 5.00%, 03/01/2033	339,712
248,000	ONEOK, Inc. 6.35%, 01/15/2031	255,277
	Plains All American Pipeline LP/PAA Finance Corp.
219,000	3.55%, 12/15/2029	193,358
810,000	3.80%, 09/15/2030	725,063
1,440,000	TransCanada PipeLines Ltd. 6.20%, 03/09/2026	1,441,957
		3,640,502

36

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.0% - (continued)
	Real Estate Investment Trusts - 3.2%
$ 450,000	Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032	$ 344,127
	American Tower Corp.
489,000	2.40%, 03/15/2025	463,409
866,000	3.65%, 03/15/2027	813,390
	Boston Properties LP
551,000	2.45%, 10/01/2033	398,168
1,057,000	3.40%, 06/21/2029	908,944
	Crown Castle, Inc.
158,000	3.20%, 09/01/2024	153,437
706,000	3.80%, 02/15/2028	659,356
433,000	Equinix, Inc. 3.90%, 04/15/2032	389,076
291,000	ERP Operating LP 3.00%, 07/01/2029	258,315
144,000	Healthcare Realty Holdings LP 2.40%, 03/15/2030	114,521
127,000	Healthpeak OP LLC 3.25%, 07/15/2026	120,686
725,000	Kimco Realty OP LLC 2.70%, 10/01/2030	600,179
1,063,000	Sabra Health Care LP 3.20%, 12/01/2031	812,329
412,000	VICI Properties LP 4.95%, 02/15/2030	389,765
		6,425,702
	Retail - 0.4%
441,000	Genuine Parts Co. 2.75%, 02/01/2032	362,107
414,000	Tractor Supply Co. 5.25%, 05/15/2033	408,721
		770,828
	Semiconductors - 0.1%
261,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	244,420
	Software - 1.2%
	Oracle Corp.
1,586,000	4.65%, 05/06/2030	1,531,873
522,000	4.90%, 02/06/2033	504,712
166,000	Take-Two Interactive Software, Inc. 3.70%, 04/14/2027	157,431
140,000	VMware, Inc. 2.20%, 08/15/2031	109,663
		2,303,679
	Telecommunications - 1.9%
330,000	AT&T, Inc. 2.75%, 06/01/2031	273,941
613,000	Rogers Communications, Inc. 3.20%, 03/15/2027	568,419
	T-Mobile USA, Inc.
895,000	3.88%, 04/15/2030	822,306
1,151,000	5.05%, 07/15/2033	1,125,348
	Verizon Communications, Inc.
453,000	3.15%, 03/22/2030	398,654
120,000	4.02%, 12/03/2029	111,852
557,000	4.33%, 09/21/2028	534,626
		3,835,146
	Water - 1.5%
950,000	American Water Capital Corp. 4.45%, 06/01/2032	915,024
1,880,000	United Utilities PLC 6.88%, 08/15/2028	2,018,989
		2,934,013
	Total Corporate Bonds (cost $82,633,221)	$ 77,349,908
MUNICIPAL BONDS - 1.9%
	General - 0.1%
200,000	Philadelphia Auth for Industrial Dev, PA, Rev 3.96%, 04/15/2026	$ 193,754
	Power - 0.6%
1,175,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 4.15%, 02/01/2033	1,132,513
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.9% - (continued)
	Tobacco - 0.7%
$ 1,630,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	$ 1,496,141
	Utilities - 0.5%
335,146	Oklahoma Dev Finance Auth, OK, Rev 3.88%, 05/01/2037	320,847
	Texas Natural Gas Securitization Finance Corp., TX, Rev
395,000	5.10%, 04/01/2035	396,068
330,000	5.17%, 04/01/2041	334,157
		1,051,072
	Total Municipal Bonds (cost $3,903,463)	$ 3,873,480
U.S. GOVERNMENT AGENCIES - 26.5%
	Mortgage-Backed Agencies - 26.5%
	Federal Home Loan Mortgage Corp. - 10.7%
1,771,339	2.00%, 03/01/2052	$ 1,435,112
1,733,277	2.50%, 11/01/2051	1,463,052
1,697,612	2.50%, 09/01/2052	1,431,383
1,445,454	3.00%, 04/01/2052	1,265,068
1,983,549	3.50%, 05/01/2052	1,797,736
1,248,349	4.00%, 06/01/2052	1,165,278
717,738	4.50%, 08/01/2052	687,207
2,721,136	4.50%, 09/01/2052	2,605,315
2,555,131	5.00%, 08/01/2052	2,497,918
1,576,432	5.00%, 09/01/2052	1,541,051
2,846,501	5.00%, 11/01/2052	2,782,324
1,653,990	5.50%, 01/01/2053	1,643,208
796,539	6.00%, 01/01/2053	801,175
		21,115,827
	Federal National Mortgage Association - 12.6%
3,858,815	2.00%, 08/01/2051	3,134,422
2,554,760	2.00%, 10/01/2051	2,071,933
3,093,702	2.00%, 03/01/2052	2,507,215
2,141,861	2.50%, 11/01/2051	1,808,014
2,311,837	2.50%, 12/01/2051	1,950,970
1,165,354	2.50%, 05/01/2052	987,315
823,631	3.00%, 07/01/2052	721,035
1,980,273	3.50%, 05/01/2052	1,796,042
1,468,880	4.00%, 06/01/2052	1,371,739
1,594,112	4.50%, 08/01/2052	1,526,303
4,114,099	5.00%, 08/01/2052	4,021,977
721,114	5.00%, 10/01/2052	704,892
1,637,901	5.50%, 01/01/2053	1,626,959
781,708	6.00%, 01/01/2053	786,258
		25,015,074
	Government National Mortgage Association - 3.2%
857,365	5.50%, 12/20/2052	852,705
2,013,009	5.50%, 05/20/2053	2,001,900
502,952	5.50%, 06/20/2053	500,176
2,508,227	6.00%, 12/20/2052	2,520,996
492,981	6.00%, 06/20/2053	495,634
		6,371,411
	Total U.S. Government Agencies (cost $54,398,132)	$ 52,502,312
U.S. GOVERNMENT SECURITIES - 29.8%
	U.S. Treasury Securities - 29.8%
	U.S. Treasury Bonds - 14.9%
122,500	1.25%, 05/15/2050	$ 66,614
5,060,000	2.88%, 05/15/2052	4,065,394
6,618,000	3.00%, 08/15/2052	5,456,489
8,647,200	3.38%, 08/15/2042	7,679,794

37

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 29.8% - (continued)
	U.S. Treasury Securities - 29.8% - (continued)
	U.S. Treasury Bonds - 14.9% - (continued)
$ 2,393,000	3.63%, 02/15/2053		$ 2,227,360
239,000	3.63%, 05/15/2053		222,793
4,858,000	3.88%, 02/15/2043		4,634,836
923,000	3.88%, 05/15/2043		880,888
1,029,000	4.00%, 11/15/2042		1,000,702
3,217,000	4.00%, 11/15/2052		3,207,952
			29,442,822
	U.S. Treasury Notes - 14.9%
2,589,000	2.50%, 04/30/2024		2,534,489
449,400	3.25%, 08/31/2024		439,376
1,990,000	3.38%, 05/15/2033		1,896,719
2,141,100	3.50%, 09/15/2025		2,083,056
1,042,000	3.50%, 04/30/2030		1,005,367
1,177,000	3.63%, 03/31/2028		1,147,207
1,588,300	3.63%, 05/31/2028		1,549,337
602,500	3.63%, 03/31/2030		585,555
1,133,000	3.75%, 04/15/2026		1,108,570
4,853,000	3.88%, 03/31/2025		4,759,542
731,000	4.00%, 12/15/2025		718,950
238,000	4.00%, 02/15/2026		234,207
810,000	4.00%, 06/30/2028		802,976
1,038,000	4.13%, 01/31/2025		1,022,227
521,000	4.13%, 06/15/2026		515,342
904,000	4.25%, 12/31/2024		891,959
1,389,100	4.38%, 10/31/2024		1,373,635
1,544,600	4.50%, 11/30/2024		1,529,094
3,782,000	4.50%, 11/15/2025		3,759,249
87,000	4.50%, 07/15/2026		86,959
1,208,000	4.63%, 02/28/2025		1,198,704
381,000	4.75%, 07/31/2025		380,122
			29,622,642
	Total U.S. Government Securities (cost $61,406,252)		$ 59,065,464
	Total Long-Term Investments (cost $205,561,326)		$ 195,981,936
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
812,798	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(5)		$ 812,798
	Total Short-Term Investments (cost $812,798)		$ 812,798
	Total Investments (cost $206,374,124)	99.2%	$ 196,794,734
	Other Assets and Liabilities	0.8%	1,527,561
	Total Net Assets	100.0%	$ 198,322,295
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $14,016,624, representing 7.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Current yield as of period end.

38

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Futures Contracts Outstanding at July 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	28	09/29/2023	$ 5,684,875	$ (77,772)
U.S. Treasury 10-Year Note Future	11	09/20/2023	1,225,469	(14,551)
U.S. Treasury Ultra Bond Future	6	09/20/2023	793,312	(24,605)
Total futures contracts				$ (116,928)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,190,772	$ —	$ 3,190,772	$ —
Corporate Bonds	77,349,908	—	77,349,908	—
Municipal Bonds	3,873,480	—	3,873,480	—
U.S. Government Agencies	52,502,312	—	52,502,312	—
U.S. Government Securities	59,065,464	—	59,065,464	—
Short-Term Investments	812,798	812,798	—	—
Total	$ 196,794,734	$ 812,798	$ 195,981,936	$ —
Liabilities
Futures Contracts(2)	$ (116,928)	$ (116,928)	$ —	$ —
Total	$ (116,928)	$ (116,928)	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
39

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3%
	Australia - 4.0%
1,033	Newcrest Mining Ltd.	$ 18,529
335	Rio Tinto Ltd.	26,527
		45,056
	Belgium - 0.7%
317	Azelis Group N.V.*	8,196
	China - 8.4%
1,000	Alibaba Group Holding Ltd.*	12,779
3,000	BOC Hong Kong Holdings Ltd.	9,156
4,000	China Mengniu Dairy Co. Ltd.*	15,193
5,600	China Pacific Insurance Group Co. Ltd. Class H	15,097
200	Contemporary Amperex Technology Co. Ltd. Class A	6,668
3,500	H World Group Ltd.*	16,756
1,000	Li Ning Co. Ltd.	6,097
2,500	Sany Heavy Industry Co. Ltd. Class A	6,220
800	WuXi AppTec Co. Ltd. Class H(1)	7,610
		95,576
	Denmark - 2.4%
168	Novo Nordisk AS Class B	27,090
	Finland - 2.8%
479	Neste Oyj	17,634
2,825	Outokumpu Oyj	14,616
		32,250
	France - 0.8%
427	Carrefour SA	8,536
	Germany - 6.6%
144	Beiersdorf AG	18,649
142	SAP SE	19,370
135	Siemens AG	23,010
813	Siemens Energy AG*	13,773
		74,802
	Hong Kong - 1.1%
937	Prudential PLC	13,011
	India - 3.9%
408	HDFC Bank Ltd.	8,191
152	HDFC Bank Ltd. ADR	10,379
464	ICICI Bank Ltd. ADR	11,400
22,387	NHPC Ltd.	14,035
		44,005
	Indonesia - 1.1%
31,800	Bank Mandiri Persero Tbk PT	12,089
	Ireland - 2.1%
2,256	Bank of Ireland Group PLC*	23,803
	Italy - 2.5%
3,839	Intesa Sanpaolo SpA	11,101
233	Moncler SpA	16,817
		27,918
	Japan - 18.5%
200	Asahi Intecc Co. Ltd.	4,104
600	Astellas Pharma, Inc.	8,773
100	Daikin Industries Ltd.	20,220
200	Harmonic Drive Systems, Inc.	5,508
1,100	Isuzu Motors Ltd.	14,290
300	JCR Pharmaceuticals Co. Ltd.	2,851
200	Makita Corp.	5,616
100	MatsukiyoCocokara & Co.	5,852
100	Nippon Shinyaku Co. Ltd.	4,044
100	Nitori Holdings Co. Ltd.	12,245
1,500	NTT Data Corp.	20,867
900	ORIX Corp.	17,313
600	Park24 Co. Ltd.*	7,916
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Japan - 18.5% - (continued)
200	Rorze Corp.	$ 15,643
700	Stanley Electric Co. Ltd.	12,936
600	Suzuki Motor Corp.	24,099
300	Toyota Industries Corp.	21,680
100	Visional, Inc.*	5,502
		209,459
	Netherlands - 1.9%
45	ASM International NV	21,379
	Norway - 0.5%
308	Mowi ASA	5,415
	Portugal - 1.2%
2,878	EDP - Energias de Portugal SA	13,446
	Singapore - 2.7%
400	DBS Group Holdings Ltd.	10,319
700	Oversea-Chinese Banking Corp. Ltd.	7,005
6,400	Singapore Telecommunications Ltd.	12,839
		30,163
	South Korea - 2.7%
418	Hana Financial Group, Inc.	12,881
42	NAVER Corp.	7,483
192	Samsung Electronics Co. Ltd.	10,512
		30,876
	Sweden - 5.1%
206	Holmen AB Class B	7,935
1,895	Skandinaviska Enskilda Banken AB Class A	22,972
597	SKF AB Class B	11,374
1,800	Svenska Handelsbanken AB Class A	15,804
		58,085
	Switzerland - 1.1%
150	Alcon, Inc.	12,764
	Taiwan - 3.9%
1,036	Giant Manufacturing Co. Ltd.	7,685
930	MediaTek, Inc.	20,465
168	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,657
		44,807
	Thailand - 0.9%
12,200	Bangkok Dusit Medical Services PCL	10,174
	United Arab Emirates - 0.5%
1,252	Network International Holdings PLC*(1)	6,209
	United Kingdom - 12.6%
440	Burberry Group PLC	12,560
751	CNH Industrial NV	10,847
3,714	ConvaTec Group PLC(1)	9,950
1,634	Informa PLC	15,899
291	Reckitt Benckiser Group PLC	21,799
580	RELX PLC	19,521
824	SSE PLC	17,817
2,063	Standard Chartered PLC	19,816
321	Whitbread PLC	14,420
		142,629
	United States - 5.3%
96	CSL Ltd.	17,291
214	Sanofi	22,830
980	Stellantis NV	20,108
		60,229
	Total Common Stocks (cost $989,179)	$ 1,057,967

40

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.2%
	Other Investment Pools & Funds - 6.2%
70,533	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(2)		$ 70,533
	Total Short-Term Investments (cost $70,533)		$ 70,533
	Total Investments (cost $1,059,712)	99.5%	$ 1,128,500
	Other Assets and Liabilities	0.5%	6,149
	Total Net Assets	100.0%	$ 1,134,649
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $23,769, representing 2.1% of net assets.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 45,056	$ —	$ 45,056	$ —
Belgium	8,196	—	8,196	—
China	95,576	—	95,576	—
Denmark	27,090	—	27,090	—
Finland	32,250	—	32,250	—
France	8,536	—	8,536	—
Germany	74,802	—	74,802	—
Hong Kong	13,011	—	13,011	—
India	44,005	21,779	22,226	—
Indonesia	12,089	—	12,089	—
Ireland	23,803	23,803	—	—
Italy	27,918	—	27,918	—
Japan	209,459	—	209,459	—
Netherlands	21,379	—	21,379	—
Norway	5,415	—	5,415	—
Portugal	13,446	—	13,446	—
Singapore	30,163	—	30,163	—
South Korea	30,876	—	30,876	—
Sweden	58,085	—	58,085	—
Switzerland	12,764	—	12,764	—
Taiwan	44,807	16,657	28,150	—
Thailand	10,174	—	10,174	—
United Arab Emirates	6,209	6,209	—	—
United Kingdom	142,629	—	142,629	—
United States	60,229	—	60,229	—
Short-Term Investments	70,533	70,533	—	—
Total	$ 1,128,500	$ 138,981	$ 989,519	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
41

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.6%
	Auto Manufacturers - 0.1%
$ 1,090,000	Hyundai Capital America 0.88%, 06/14/2024(1)	$ 1,044,355
	Beverages - 0.6%
3,382,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	3,351,567
1,606,000	Constellation Brands, Inc. 5.00%, 02/02/2026	1,588,870
		4,940,437
	Commercial Banks - 2.9%
2,800,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	2,457,641
	Barclays PLC
2,866,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(2)	2,546,581
2,401,000	7.33%, 11/02/2026, (7.33% fixed rate until 06/12/2028; 1 yr. USD CMT + 3.05% thereafter)(2)	2,464,122
3,960,000	Lloyds Banking Group PLC 5.99%, 08/07/2027, 1 yr. USD CMT + 1.48%(3)	3,960,000
1,839,000	NatWest Group PLC 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(2)	1,896,224
3,797,000	PNC Financial Services Group, Inc. 5.58%, 06/12/2029, (5.58% fixed rate until 06/12/2028; 6 mo. USD SOFR + 1.84% thereafter)(2)	3,801,396
4,686,000	U.S. Bancorp 5.78%, 06/12/2029, (5.78% fixed rate until 06/12/2028; 2 mo. USD SOFR + 2.02% thereafter)(2)	4,700,294
5,540,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(2)	4,913,062
		26,739,320
	Diversified Financial Services - 1.0%
10,446,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	9,385,297
	Electric - 0.2%
1,963,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	1,977,080
	Entertainment - 0.3%
2,418,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	2,262,264
	Healthcare - Services - 0.3%
2,563,000	CommonSpirit Health 3.35%, 10/01/2029	2,273,315
	Pipelines - 0.1%
1,070,000	MPLX LP 5.00%, 03/01/2033	1,026,812
	Semiconductors - 0.1%
800,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	749,181
	Total Corporate Bonds (cost $52,829,156)	$ 50,398,061
MUNICIPAL BONDS - 80.8%
	Alabama - 1.3%
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(4)	$ 6,179,552
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,458,841
		11,638,393
	California - 10.1%
955,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	1,027,811
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.8% - (continued)
	California - 10.1% - (continued)
$ 700,000	Brentwood Union School Dist, CA, GO 5.25%, 08/01/2052	$ 776,318
2,835,000	California Health Facs Financing Auth, CA, Rev 5.00%, 04/01/2033	3,088,815
2,845,000	Del Mar Union School Dist, CA, GO 4.00%, 08/01/2046	2,840,939
10,055,000	Elk Grove Unified School Dist, CA, GO 4.00%, 08/01/2048	9,809,837
2,600,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	2,557,224
5,450,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	5,002,436
1,000,000	Merced Union High School Dist, CA, GO 0.00%, 08/01/2034(5)	666,888
5,265,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	5,307,546
680,000	Peralta Community College Dist, CA, GO 5.50%, 08/01/2052	770,864
	Redwood City School Dist, CA, Rev
3,770,000	5.00%, 08/01/2048	4,197,219
3,780,000	5.00%, 08/01/2052	4,185,055
5,480,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	5,169,547
	Rialto Unified School Dist, CA, GO, (AGM Insured)
300,000	0.00%, 08/01/2029(5)	247,536
3,205,000	5.00%, 08/01/2052	3,483,258
340,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	350,134
4,335,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	4,363,472
410,000	San Francisco Community College Dist, CA, GO 2.02%, 06/15/2029	350,499
12,960,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	12,762,565
11,750,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	12,688,206
3,805,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	3,716,320
7,640,000	Vista Unified School Dist, CA, GO, (BAM Insured) 5.25%, 08/01/2048	8,522,091
		91,884,580
	Colorado - 2.2%
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,859,300
13,940,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	13,623,831
655,000	Colorado Health Facs Auth, CO, Rev 5.25%, 11/01/2052	682,345
2,215,000	Colorado Housing and Finance Auth, CO, Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,166,124
		20,331,600
	Connecticut - 0.2%
1,485,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	1,480,461
	District of Columbia - 1.4%
	Dist of Columbia Water & Sewer Auth, DC, Rev
7,775,000	4.00%, 10/01/2047	7,604,056
5,225,000	5.00%, 10/01/2052	5,441,400
		13,045,456

42

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.8% - (continued)
	Florida - 1.8%
$ 11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	$ 10,993,703
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	2,028,943
	Florida Housing Finance Corp., FL, Rev, (GNMA/FNMA/FHLMC Insured)
260,000	3.00%, 07/01/2051	250,761
2,170,000	3.00%, 07/01/2052	2,081,730
580,000	3.50%, 07/01/2051	567,386
470,000	4.00%, 07/01/2049	466,342
		16,388,865
	Georgia - 1.5%
	Main Street Natural Gas, Inc., GA, Rev
3,945,000	4.00%, 08/01/2048(4)	3,949,221
8,250,000	4.00%, 03/01/2050(4)	8,206,279
1,520,000	4.00%, 05/01/2052(4)	1,500,729
		13,656,229
	Illinois - 1.2%
	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
4,170,000	3.00%, 04/01/2051	4,004,550
4,695,000	3.75%, 04/01/2050	4,622,407
1,160,000	3.75%, 04/01/2050	1,142,027
915,000	4.50%, 10/01/2048	917,426
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 0.00%, 06/15/2028(5)	74,743
		10,761,153
	Indiana - 0.7%
	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,205,000	3.00%, 07/01/2050	1,159,029
495,000	4.00%, 07/01/2048	491,014
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,521,805
		6,171,848
	Iowa - 1.0%
	Iowa Finance Auth, IA, Rev, (GNMA/FNMA/FHLMC Insured)
6,300,000	3.00%, 07/01/2051	6,018,312
495,000	3.25%, 07/01/2050	480,377
410,000	4.00%, 07/01/2048	406,713
2,040,000	5.25%, 07/01/2053	2,137,717
		9,043,119
	Kentucky - 1.5%
	Kentucky Public Energy Auth, KY, Rev
6,080,000	4.00%, 12/01/2049(4)	6,051,427
7,935,000	4.00%, 02/01/2050(4)	7,859,624
		13,911,051
	Louisiana - 2.1%
220,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	220,381
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	9,984,471
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,883,339
		19,088,191
	Maryland - 0.2%
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,813,606
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.8% - (continued)
	Massachusetts - 1.9%
	Commonwealth of Massachusetts, MA, GO
$ 685,000	3.00%, 02/01/2048	$ 542,239
8,080,000	5.00%, 05/01/2053	8,821,624
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,779,904
		17,143,767
	Michigan - 3.9%
	Cedar Springs Public School Dist, MI, GO, (Q-SBLF Insured)
1,325,000	4.50%, 05/01/2049	1,358,354
1,000,000	5.00%, 05/01/2051	1,057,488
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	5,581,896
	Grosse Ile Township School Dist, MI, GO, (Q-SBLF Insured)
3,685,000	5.00%, 05/01/2049	3,928,636
4,265,000	5.00%, 05/01/2052	4,525,722
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	2,213,487
15,180,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	16,525,618
		35,191,201
	Minnesota - 1.3%
1,160,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev 3.50%, 12/01/2025(4)	1,151,301
2,055,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	2,019,151
8,995,000	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	8,667,398
		11,837,850
	Mississippi - 0.1%
1,115,000	Mississippi Home Corp., MS, Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,083,031
	Missouri - 0.7%
	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured)
1,575,000	3.25%, 05/01/2051	1,526,946
855,000	3.50%, 11/01/2050	835,686
1,125,000	4.25%, 05/01/2049	1,122,035
970,000	4.75%, 05/01/2049	978,038
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,905,376
		6,368,081
	Nebraska - 0.4%
	Nebraska Investment Finance Auth, NE, Rev, (GNMA/FNMA/FHLMC Insured)
3,185,000	3.00%, 09/01/2050	3,070,440
725,000	4.00%, 09/01/2048	719,149
		3,789,589
	Nevada - 0.2%
	Nevada Housing Division, NV, Rev, (GNMA/FNMA/FHLMC Insured)
805,000	3.00%, 04/01/2051	773,179
965,000	4.00%, 10/01/2049	956,143
		1,729,322

43

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.8% - (continued)
	New Jersey - 0.2%
$ 565,000	New Jersey Economic Dev Auth, NJ, Rev 5.00%, 06/15/2028	$ 600,632
	New Jersey Transportation Trust Fund Auth, NJ, Rev
140,000	4.00%, 06/15/2035	143,196
1,330,000	5.00%, 12/15/2028	1,452,133
		2,195,961
	New Mexico - 0.8%
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
3,395,000	3.00%, 01/01/2051	3,263,350
2,375,000	3.00%, 01/01/2052	2,277,658
1,415,000	4.00%, 01/01/2049	1,403,505
		6,944,513
	New York - 7.1%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,930,988
3,960,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2047	4,489,887
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,085,000	4.00%, 08/01/2048	2,040,531
13,810,000	4.00%, 02/01/2051	13,423,792
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,355,493
	New York State Environmental Facs Corp., NY, Rev
5,610,000	5.00%, 06/15/2053	6,159,298
1,815,000	5.25%, 09/15/2052	2,020,974
475,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	511,976
11,095,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.00%, 05/15/2053	12,078,959
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,888,097
4,740,000	5.00%, 05/15/2051	5,096,215
		64,996,210
	Ohio - 1.1%
	Ohio Housing Finance Agency, OH, Rev
400,000	3.00%, 03/01/2052	385,043
2,690,000	3.25%, 03/01/2050	2,614,815
3,505,000	4.50%, 09/01/2048	3,511,273
	Ohio State University, OH, Rev
5,000	5.00%, 12/01/2030	5,759
5,000	5.00%, 12/01/2031	5,850
	Ohio Turnpike & Infrastructure Commission, OH, Rev
1,680,000	0.00%, 02/15/2038(5)	901,925
1,395,000	0.00%, 02/15/2041(5)	634,646
1,910,000	Ohio Water Dev Auth Water Pollution Control Loan Fund, OH, Rev 5.00%, 12/01/2037	2,214,349
		10,273,660
	Oklahoma - 0.1%
905,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	897,020
	Oregon - 0.1%
1,210,000	City of Eugene Water Utility System, OR, Rev 5.00%, 08/01/2052	1,327,995
	Pennsylvania - 1.4%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	910,680
4,000,000	Bucks County Water and Sewer Auth, PA, Rev, (AGM Insured) 4.25%, 12/01/2047	4,026,679
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.8% - (continued)
	Pennsylvania - 1.4% - (continued)
$ 635,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2032	$ 681,810
1,295,000	Geisinger Auth, PA, Rev 5.00%, 02/15/2032	1,359,102
5,085,000	Pennsylvania State University, PA, Rev 5.25%, 09/01/2053	5,706,412
		12,684,683
	South Carolina - 2.1%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	12,710,526
6,425,000	Patriots Energy Group Financing Agency, SC, Rev 4.00%, 10/01/2048(4)	6,430,388
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	296,954
		19,437,868
	Tennessee - 0.6%
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,681,588
340,000	Jackson Health Educational & Housing Facility Board, TN, Rev 3.00%, 12/01/2026(4)	337,516
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	264,546
1,745,000	5.00%, 07/01/2052	1,861,559
775,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	777,392
		5,922,601
	Texas - 32.5%
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052(6)	3,605,379
15,805,000	Argyle Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	15,240,910
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
4,530,000	4.25%, 12/01/2048	4,417,039
1,655,000	4.25%, 12/01/2053	1,589,350
3,605,000	4.38%, 08/15/2052	3,544,942
610,000	5.00%, 08/15/2032	702,425
3,770,000	5.00%, 08/15/2033	4,165,934
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,873,870
8,700,000	4.25%, 02/15/2053(6)	8,456,959
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	5,700,406
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	609,381
	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
3,375,000	4.25%, 04/01/2053(6)	3,280,330
810,000	5.00%, 08/15/2029	888,046
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,367,484
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	7,829,275
	Community Independent School Dist, TX, GO, (PSF-GTD Insured)
2,085,000	5.00%, 02/15/2048	2,264,823
5,755,000	5.00%, 02/15/2053	6,207,273
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2052	302,234
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	4,819,159
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/01/2053	12,980,431
20,635,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053(6)	20,495,856

44

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.8% - (continued)
	Texas - 32.5% - (continued)
$ 2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/15/2053(6)	$ 2,245,309
14,920,000	Forney Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053(6)	14,192,477
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	2,442,686
4,460,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD Insured) 2.50%, 08/15/2037	3,717,606
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	1,049,144
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	6,925,903
1,900,000	Lamar Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2051	1,450,264
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/01/2053	6,838,199
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	4,027,968
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	13,073,885
	Montgomery Independent School Dist, TX, GO, (PSF-GTD Insured)
10,600,000	4.00%, 02/15/2053	10,148,571
3,485,000	4.25%, 02/15/2052	3,484,647
4,025,000	New Caney Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053(6)	4,361,761
	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
3,079,000	4.00%, 06/15/2047	2,950,064
704,000	4.00%, 06/15/2052	665,416
400,000	5.00%, 08/15/2052	425,786
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,563,254
2,715,000	Northwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	2,946,923
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	7,320,708
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,429,843
11,825,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	11,283,122
2,990,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	2,859,819
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053(6)	7,118,664
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,136,255
11,995,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053(6)	11,512,189
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	15,104,384
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	3,829,809
5,175,000	Texas City Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	4,973,234
	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured)
1,645,000	3.00%, 01/01/2052	1,577,109
5,355,000	3.00%, 03/01/2052	5,127,121
1,635,000	3.50%, 03/01/2051	1,595,156
1,010,000	4.00%, 03/01/2050	1,001,957
600,000	4.75%, 03/01/2049	603,427
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.8% - (continued)
	Texas - 32.5% - (continued)
$ 1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	$ 1,273,854
	Texas Natural Gas Securitization Finance Corp., TX, Rev
1,380,000	5.10%, 04/01/2035	1,383,732
1,150,000	5.17%, 04/01/2041	1,164,486
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,524,009
	White Settlement Independent School Dist, TX, GO, (PSF-GTD Insured)
4,985,000	4.00%, 08/15/2052	4,700,375
2,125,000	4.13%, 08/15/2052	2,047,240
		295,417,862
	Virginia - 0.6%
5,405,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	5,333,739
	Washington - 0.3%
	Washington State Housing Finance Commission, WA, Rev, (GNMA/FNMA/FHLMC Insured)
1,540,000	4.00%, 12/01/2048	1,527,515
830,000	4.00%, 06/01/2050	822,655
		2,350,170
	Wisconsin - 0.1%
650,000	Wisconsin Health & Educational Facs Auth, WI, Rev 5.00%, 04/01/2033	687,762
	Wyoming - 0.1%
685,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	679,479
	Total Municipal Bonds (cost $744,996,748)	$ 735,506,916
U.S. GOVERNMENT SECURITIES - 4.8%
	U.S. Treasury Securities - 4.8%
	U.S. Treasury Bonds - 3.9%
38,465,000	3.63%, 08/15/2043	$ 35,279,617
	U.S. Treasury Notes - 0.9%
4,173,000	3.63%, 03/31/2028	4,067,371
4,000,000	3.63%, 05/31/2028	3,901,875
		7,969,246
	Total U.S. Government Securities (cost $43,258,885)	$ 43,248,863
	Total Long-Term Investments (cost $841,084,789)	$ 829,153,840
SHORT-TERM INVESTMENTS - 16.0%
	Other Investment Pools & Funds - 8.2%
74,432,834	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(7)	$ 74,432,834
	U.S. Treasury Securities - 7.8%
	U.S. Treasury Bills - 7.8%
631,000	4.81%, 02/22/2024(8)	612,548
7,805,000	4.90%, 11/02/2023(8)	7,698,307
1,771,000	5.31%, 11/02/2023(8)	1,746,791
2,683,000	5.35%, 11/02/2023(8)	2,646,324
3,622,000	5.36%, 11/02/2023(8)	3,572,488
2,670,000	4.66%, 02/22/2024(8)	2,591,923
2,654,000	4.69%, 02/22/2024(8)	2,576,391
1,747,700	4.71%, 02/22/2024(8)	1,696,593
4,260,000	4.72%, 02/22/2024(8)	4,135,427

45

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 16.0% - (continued)
	U.S. Treasury Securities - 7.8% - (continued)
	U.S. Treasury Bills - 7.8% - (continued)
$ 1,092,300	4.73%, 02/22/2024(8)		$ 1,060,358
2,702,000	4.74%, 02/22/2024(8)		2,622,987
1,656,000	4.78%, 02/22/2024(8)		1,607,575
2,379,000	4.84%, 02/22/2024(8)		2,309,432
2,294,000	4.90%, 02/22/2024(8)		2,226,918
5,608,000	4.97%, 02/22/2024(8)		5,444,009
2,408,000	5.01%, 02/22/2024(8)		2,337,584
438,000	5.02%, 02/22/2024(8)		425,192
757,000	5.02%, 02/22/2024(8)		734,863
857,000	5.03%, 02/22/2024(8)		831,939
2,617,000	5.05%, 02/22/2024(8)		2,540,473
2,612,000	5.06%, 02/22/2024(8)		2,535,619
4,143,000	5.24%, 02/22/2024(8)		4,021,849
2,275,000	5.25%, 02/22/2024(8)		2,208,473
2,479,000	5.25%, 02/22/2024(8)		2,406,508
1,012,000	5.26%, 02/22/2024(8)		982,407
744,100	5.27%, 02/22/2024(8)		722,341
2,329,000	5.29%, 02/22/2024(8)		2,260,894
1,024,000	5.31%, 02/22/2024(8)		994,056
1,306,000	5.31%, 02/22/2024(8)		1,267,809
4,691,000	5.31%, 02/22/2024(8)		4,553,824
			71,371,902
	Total Short-Term Investments (cost $145,917,049)		$ 145,804,736
	Total Investments (cost $987,001,838)	107.2%	$ 974,958,576
	Other Assets and Liabilities	(7.2)%	(65,080,005)
	Total Net Assets	100.0%	$ 909,878,571
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2023, the aggregate value of these securities was $10,058,165, representing 1.1% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2023. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $75,652,599 at July 31, 2023.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 50,398,061	$ —	$ 50,398,061	$ —
Municipal Bonds	735,506,916	—	735,506,916	—
U.S. Government Securities	43,248,863	—	43,248,863	—
Short-Term Investments	145,804,736	74,432,834	71,371,902	—
Total	$ 974,958,576	$ 74,432,834	$ 900,525,742	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
46

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8%
	Banks - 1.5%
138,295	Commerce Bancshares, Inc.	$ 7,354,528
176,502	Fifth Third Bancorp	5,136,208
19,230	Glacier Bancorp, Inc.	628,821
		13,119,557
	Capital Goods - 14.2%
237,631	BWX Technologies, Inc.	16,396,539
73,450	Dover Corp.	10,721,497
134,004	Fortune Brands Innovations, Inc.	9,523,664
193,449	Hexcel Corp.	13,672,975
82,597	IDEX Corp.	18,651,229
196,068	Masco Corp.	11,897,406
52,313	Nordson Corp.	13,162,474
30,742	Snap-on, Inc.	8,375,350
51,870	Trane Technologies PLC	10,344,953
172,198	Trex Co., Inc.*	11,905,770
		124,651,857
	Commercial & Professional Services - 7.2%
87,131	Genpact Ltd.	3,144,558
87,314	Leidos Holdings, Inc.	8,166,478
407,447	Rentokil Initial PLC ADR	16,623,838
107,447	Robert Half, Inc.	7,967,195
57,393	Verisk Analytics, Inc.	13,139,553
100,517	Waste Connections, Inc.	14,189,985
		63,231,607
	Consumer Discretionary Distribution & Retail - 3.0%
96,329	Burlington Stores, Inc.*	17,109,957
23,913	Pool Corp.	9,200,288
		26,310,245
	Consumer Durables & Apparel - 1.5%
121,612	Garmin Ltd.	12,877,495
	Consumer Services - 3.4%
347,847	Aramark	14,042,584
65,306	Churchill Downs, Inc.	7,565,700
20,322	Domino's Pizza, Inc.	8,062,550
		29,670,834
	Energy - 3.5%
41,281	Cheniere Energy, Inc.	6,681,743
281,245	Coterra Energy, Inc.	7,745,487
53,455	Diamondback Energy, Inc.	7,874,990
106,724	New Fortress Energy, Inc.	3,046,970
24,016	Pioneer Natural Resources Co.	5,419,691
		30,768,881
	Equity Real Estate Investment Trusts (REITs) - 3.5%
85,247	Alexandria Real Estate Equities, Inc. REIT	10,713,843
224,744	American Homes 4 Rent Class A, REIT	8,423,405
503,976	Brixmor Property Group, Inc. REIT	11,460,414
		30,597,662
	Financial Services - 3.0%
226,254	Nasdaq, Inc.	11,423,564
51,821	Raymond James Financial, Inc.	5,703,938
144,331	SEI Investments Co.	9,091,410
		26,218,912
	Food, Beverage & Tobacco - 1.2%
45,957	Hershey Co.	10,630,314
	Health Care Equipment & Services - 6.2%
21,258	Chemed Corp.	11,077,331
34,055	Cooper Cos., Inc.	13,324,359
216,219	Encompass Health Corp.	14,276,941
124,284	Masimo Corp.*	15,199,933
		53,878,564
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8% - (continued)
	Insurance - 7.9%
75,314	Arthur J Gallagher & Co.	$ 16,177,447
132,336	Assurant, Inc.	17,800,516
84,065	Globe Life, Inc.	9,429,571
94,869	Reinsurance Group of America, Inc.	13,314,864
281,126	Ryan Specialty Holdings, Inc.*	12,184,001
		68,906,399
	Materials - 4.1%
95,342	AptarGroup, Inc.	11,580,239
211,223	Berry Global Group, Inc.	13,849,892
118,750	International Flavors & Fragrances, Inc.	10,047,438
		35,477,569
	Media & Entertainment - 5.7%
278,569	Interpublic Group of Cos., Inc.	9,535,417
346,907	Match Group, Inc.*	16,134,645
423,065	Pinterest, Inc. Class A*	12,264,654
79,044	Take-Two Interactive Software, Inc.*	12,088,989
		50,023,705
	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
276,541	Catalent, Inc.*	13,417,770
218,656	Royalty Pharma PLC Class A	6,861,425
33,481	West Pharmaceutical Services, Inc.	12,322,347
		32,601,542
	Semiconductors & Semiconductor Equipment - 6.5%
126,129	Entegris, Inc.	13,837,613
38,232	First Solar, Inc.*	7,929,317
122,935	Microchip Technology, Inc.	11,548,514
130,579	ON Semiconductor Corp.*	14,069,887
84,585	Skyworks Solutions, Inc.	9,673,986
		57,059,317
	Software & Services - 7.5%
142,989	Amdocs Ltd.	13,389,490
174,220	Dolby Laboratories, Inc. Class A	15,437,634
35,129	EPAM Systems, Inc.*	8,318,899
104,638	PTC, Inc.*	15,257,267
62,674	VeriSign, Inc.*	13,221,080
		65,624,370
	Technology Hardware & Equipment - 6.4%
60,878	CDW Corp.	11,388,447
266,196	Ciena Corp.*	11,233,471
46,998	Motorola Solutions, Inc.	13,471,037
31,727	Teledyne Technologies, Inc.*	12,199,983
25,280	Zebra Technologies Corp. Class A*	7,785,229
		56,078,167
	Utilities - 4.8%
205,508	Alliant Energy Corp.	11,044,000
356,326	CenterPoint Energy, Inc.	10,721,849
175,846	CMS Energy Corp.	10,738,915
242,664	FirstEnergy Corp.	9,558,535
		42,063,299
	Total Common Stocks (cost $614,120,306)	$ 829,790,296

47

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.8%
	Other Investment Pools & Funds - 4.8%
42,489,788	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(1)		$ 42,489,788
	Total Short-Term Investments (cost $42,489,788)		$ 42,489,788
	Total Investments (cost $656,610,094)	99.6%	$ 872,280,084
	Other Assets and Liabilities	0.4%	3,134,323
	Total Net Assets	100.0%	$ 875,414,407
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 13,119,557	$ 13,119,557	$ —	$ —
Capital Goods	124,651,857	124,651,857	—	—
Commercial & Professional Services	63,231,607	63,231,607	—	—
Consumer Discretionary Distribution & Retail	26,310,245	26,310,245	—	—
Consumer Durables & Apparel	12,877,495	12,877,495	—	—
Consumer Services	29,670,834	29,670,834	—	—
Energy	30,768,881	30,768,881	—	—
Equity Real Estate Investment Trusts (REITs)	30,597,662	30,597,662	—	—
Financial Services	26,218,912	26,218,912	—	—
Food, Beverage & Tobacco	10,630,314	10,630,314	—	—
Health Care Equipment & Services	53,878,564	53,878,564	—	—
Insurance	68,906,399	68,906,399	—	—
Materials	35,477,569	35,477,569	—	—
Media & Entertainment	50,023,705	50,023,705	—	—
Pharmaceuticals, Biotechnology & Life Sciences	32,601,542	32,601,542	—	—
Semiconductors & Semiconductor Equipment	57,059,317	57,059,317	—	—
Software & Services	65,624,370	65,624,370	—	—
Technology Hardware & Equipment	56,078,167	56,078,167	—	—
Utilities	42,063,299	42,063,299	—	—
Short-Term Investments	42,489,788	42,489,788	—	—
Total	$ 872,280,084	$ 872,280,084	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
48

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
July 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5%
	Automobiles & Components - 1.0%
53,169	Gentherm, Inc.*	$ 3,177,911
	Banks - 6.4%
24,913	Cambridge Bancorp	1,533,146
226,074	First BanCorp	3,357,199
81,456	First Merchants Corp.	2,616,367
127,507	Heritage Financial Corp.	2,392,031
117,087	Seacoast Banking Corp. of Florida	2,893,220
38,079	SouthState Corp.	2,957,596
67,975	TriCo Bancshares	2,540,905
92,003	United Community Banks, Inc.	2,674,527
		20,964,991
	Capital Goods - 15.0%
52,910	Albany International Corp. Class A	5,094,175
340,446	Custom Truck One Source, Inc.*	2,355,886
16,107	EnPro Industries, Inc.	2,235,330
34,319	ESCO Technologies, Inc.	3,450,775
262,654	Hayward Holdings, Inc.*	3,509,057
81,997	Hexcel Corp.	5,795,548
76,781	Kornit Digital Ltd.*	2,433,190
315,375	Masterbrand, Inc.*	3,894,881
34,712	McGrath RentCorp	3,345,543
165,350	Primoris Services Corp.	5,251,516
56,111	Proto Labs, Inc.*	1,860,080
28,131	Simpson Manufacturing Co., Inc.	4,444,698
16,360	Standex International Corp.	2,430,605
56,732	V2X, Inc.*	2,919,429
		49,020,713
	Commercial & Professional Services - 5.5%
61,271	ASGN, Inc.*	4,676,203
80,837	Interface, Inc.	789,777
31,648	Science Applications International Corp.	3,840,168
98,285	Stericycle, Inc.*	4,176,130
63,716	WNS Holdings Ltd. ADR*	4,403,413
		17,885,691
	Consumer Discretionary Distribution & Retail - 2.9%
18,461	Asbury Automotive Group, Inc.*	4,164,802
144,981	Valvoline, Inc.	5,504,928
		9,669,730
	Consumer Durables & Apparel - 4.6%
14,729	Cavco Industries, Inc.*	4,354,629
24,190	Oxford Industries, Inc.	2,608,891
195,422	Snap One Holdings Corp.*(1)	1,903,410
142,185	Sonos, Inc.*	2,437,051
112,636	Steven Madden Ltd.	3,759,790
		15,063,771
	Consumer Staples Distribution & Retail - 1.3%
116,499	Chefs' Warehouse, Inc.*	4,233,574
	Energy - 3.5%
42,573	Cactus, Inc. Class A	2,161,857
108,331	Delek U.S. Holdings, Inc.	2,988,852
51,553	Matador Resources Co.	2,867,893
282,524	Permian Resources Corp.	3,302,706
		11,321,308
	Equity Real Estate Investment Trusts (REITs) - 2.1%
209,756	Douglas Emmett, Inc. REIT(1)	3,083,413
61,857	Terreno Realty Corp. REIT	3,670,595
		6,754,008
	Financial Services - 4.3%
190,872	Compass Diversified Holdings	4,300,346
61,652	Encore Capital Group, Inc.*	3,298,382
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	Financial Services - 4.3% - (continued)
30,357	Houlihan Lokey, Inc.	$ 3,031,146
342,254	Perella Weinberg Partners	3,381,470
		14,011,344
	Food, Beverage & Tobacco - 3.1%
55,550	Darling Ingredients, Inc.*	3,846,838
269,037	Primo Water Corp.	3,812,254
143,376	Sovos Brands, Inc.*	2,552,093
		10,211,185
	Health Care Equipment & Services - 10.2%
315,645	Enhabit, Inc.*	4,333,806
114,365	Envista Holdings Corp.*	3,935,300
53,028	Haemonetics Corp.*	4,891,303
46,307	ICU Medical, Inc.*	8,250,981
135,827	NeoGenomics, Inc.*	2,353,882
180,568	Neuronetics, Inc.*	355,719
99,315	Progyny, Inc.*	4,147,394
42,459	U.S. Physical Therapy, Inc.	4,936,708
		33,205,093
	Insurance - 4.6%
50,937	Axis Capital Holdings Ltd.	2,807,648
100,861	Kemper Corp.	5,140,885
29,124	Reinsurance Group of America, Inc.	4,087,553
72,288	Ryan Specialty Holdings, Inc.*	3,132,962
		15,169,048
	Materials - 7.1%
40,939	Ashland, Inc.	3,740,187
36,446	Balchem Corp.	4,910,734
16,619	Eagle Materials, Inc.	3,064,045
211,778	Element Solutions, Inc.	4,438,867
34,596	Materion Corp.	4,121,767
120,986	Mativ Holdings, Inc.	1,904,320
81,199	PureCycle Technologies, Inc.*(1)	961,396
		23,141,316
	Media & Entertainment - 3.5%
63,354	IAC, Inc.*	4,409,439
33,040	Shutterstock, Inc.	1,699,908
377,376	Stagwell, Inc.*	2,532,193
158,947	TEGNA, Inc.	2,686,204
		11,327,744
	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
272,361	Evolus, Inc.*	2,729,057
316,411	FibroGen, Inc.*	651,807
38,837	Intra-Cellular Therapies, Inc.*	2,401,680
11,681	Mesa Laboratories, Inc.	1,502,877
55,780	Natera, Inc.*	2,522,372
44,361	Pacira BioSciences, Inc.*	1,612,522
		11,420,315
	Real Estate Management & Development - 0.8%
154,190	Kennedy-Wilson Holdings, Inc.	2,544,135
	Semiconductors & Semiconductor Equipment - 2.9%
98,455	Allegro MicroSystems, Inc.*	5,081,262
63,465	MACOM Technology Solutions Holdings, Inc.*	4,437,473
		9,518,735
	Software & Services - 5.9%
171,856	Box, Inc. Class A*	5,370,500
61,433	CommVault Systems, Inc.*	4,787,474
201,554	LiveRamp Holdings, Inc.*	5,752,351
52,504	Perficient, Inc.*	3,349,230
		19,259,555
	Technology Hardware & Equipment - 4.4%
71,936	Ciena Corp.*	3,035,699
104,833	Knowles Corp.*	1,915,299

49

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.5% - (continued)
	Technology Hardware & Equipment - 4.4% - (continued)
62,068	Lumentum Holdings, Inc.*		$ 3,249,880
12,054	Rogers Corp.*		2,032,425
380,108	Viavi Solutions, Inc.*		4,131,774
			14,365,077
	Utilities - 2.9%
21,703	Chesapeake Utilities Corp.		2,566,163
51,984	ONE Gas, Inc.		4,113,494
41,011	SJW Group		2,889,635
			9,569,292
	Total Common Stocks (cost $259,241,270)		$ 311,834,536
SHORT-TERM INVESTMENTS - 5.5%
	Other Investment Pools & Funds - 4.5%
14,626,755	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.13%(2)		$ 14,626,755
	Securities Lending Collateral - 1.0%
496,420	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		496,420
1,654,733	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		1,654,733
496,420	Invesco Government & Agency Portfolio, Institutional Class, 5.25%(2)		496,420
496,420	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.25%(2)		496,420
			3,143,993
	Total Short-Term Investments (cost $17,770,748)		$ 17,770,748
	Total Investments (cost $277,012,018)	101.0%	$ 329,605,284
	Other Assets and Liabilities	(1.0)%	(3,228,786)
	Total Net Assets	100.0%	$ 326,376,498
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

50

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,177,911	$ 3,177,911	$ —	$ —
Banks	20,964,991	20,964,991	—	—
Capital Goods	49,020,713	49,020,713	—	—
Commercial & Professional Services	17,885,691	17,885,691	—	—
Consumer Discretionary Distribution & Retail	9,669,730	9,669,730	—	—
Consumer Durables & Apparel	15,063,771	15,063,771	—	—
Consumer Staples Distribution & Retail	4,233,574	4,233,574	—	—
Energy	11,321,308	11,321,308	—	—
Equity Real Estate Investment Trusts (REITs)	6,754,008	6,754,008	—	—
Financial Services	14,011,344	14,011,344	—	—
Food, Beverage & Tobacco	10,211,185	10,211,185	—	—
Health Care Equipment & Services	33,205,093	33,205,093	—	—
Insurance	15,169,048	15,169,048	—	—
Materials	23,141,316	23,141,316	—	—
Media & Entertainment	11,327,744	11,327,744	—	—
Pharmaceuticals, Biotechnology & Life Sciences	11,420,315	11,420,315	—	—
Real Estate Management & Development	2,544,135	2,544,135	—	—
Semiconductors & Semiconductor Equipment	9,518,735	9,518,735	—	—
Software & Services	19,259,555	19,259,555	—	—
Technology Hardware & Equipment	14,365,077	14,365,077	—	—
Utilities	9,569,292	9,569,292	—	—
Short-Term Investments	17,770,748	17,770,748	—	—
Total	$ 329,605,284	$ 329,605,284	$ —	$ —

(1)	For the period ended July 31, 2023, there were no transfers in and out of Level 3.
51

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BOA	Bank of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
Tbk	Terbuka

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